UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

4922 Fairmont Avenue Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

FBR Mutual Fund Services, 4922 Fairmont Avenue Bethesda, MD 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 657-1500

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

FRIEDMAN BILLINGS RAMSEY

[GRAPHIC]

THE FBR FUNDS

FBR Large Cap Financial Fund

FBR Small Cap Financial Fund

FBR Small Cap Fund

FBR Large Cap Technology Fund

FBR Small Cap Technology Fund

FBR American Gas Index Fund

FBR Fund for Government Investors

FBR Maryland Tax Free Portfolio

FBR Virginia Tax Free Portfolio

Semi-Annual Report

April 30, 2004

[GRAPHIC]

The FBR Funds

Semi-Annual Letter to Shareholders

Dear Shareholders,	May 31, 2004

We would like to welcome our new shareholders and provide a brief overview of our goals and the strategies we employ when investing your money. Previous shareholders will notice several changes to the format of this report as a result of the recent proxy solicitation regarding the reorganization of nine of the FBR Mutual Funds. This report is the first which details the activity and results of the newly formed registered investment company, “The FBR Funds”, combining the FBR Equity Funds (managed by FBR Fund Advisers, Inc.) and the FBR Money Market and Fixed-Income Funds (managed by Money Management Advisers, Inc.) into a unified entity. Both Advisers are affiliates of Friedman, Billings, Ramsey Group, Inc.

The FBR Funds are about respecting your money, a view that permeates our investment strategy. We are dedicated to providing you with the opportunity to invest in those market segments we believe offer the greatest potential for long term growth. Within these segments, we employ an investment strategy which should provide above average risk-adjusted returns over a full market cycle. What does that mean? We believe that losing less money in difficult markets is more important than making the most in rising ones.

How do we do this? The FBR Equity Funds execute this strategy by investing in companies that demonstrate key core characteristics: consistent profitability, good accounting, low debt, low operating cost structure, strong balance sheet, and an indication of strong corporate governance and ethical stewardship. When we uncover these companies, we tend to own them for a long time, as opposed to speculating on short term stock price movements.

The FBR Money Market and Fixed-Income Funds continue to adhere to a conservative investment strategy. The FBR Money Market Fund invests in short-term government securities and seeks current income consistent with liquidity and preservation of capital. The FBR Fixed-Income Funds seek to provide income derived from the highest quality municipal investments exempt from federal, state and local taxes (Maryland and Virginia).

Mutual fund investors in recent months have rightly been troubled by the unfolding scandals and abuses in the industry. The FBR Funds were not named in the original complaint or any subsequent complaints, and we do not believe our firm is subject to any regulatory concerns. We appreciate the confidence you have placed in us and we continue to work to maintain that confidence. For example, the Securities and Exchange Commission (the “SEC”) recently proposed rules that would require mutual funds to have an independent board chairman and would also require that 75% of the fund board members be independent. The FBR Funds have already taken steps to meet these proposed rules.

On January 20, 2004, the FBR Small Cap Technology Fund (FBCRX) commenced operations, bringing our total equity funds to six. The Fund focuses on small capitalization companies (less than $3 billion at the time of purchase) engaged in the research, design, development, manufacturing or distribution of products and services in the technology industry.

As always, we appreciate your business and continue to work diligently on your behalf to identify the most attractive investment opportunities for each fund. We encourage you to contact us with any questions or concerns regarding the portfolios. Developing and maintaining a truly diversified portfolio capable of weathering the market cycles is challenging and difficult to do on one’s own. Consult your trusted financial adviser/planner for advice on how The FBR Funds complement your portfolio.

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. This and other important information about The FBR Funds can be found in the prospectuses. To obtain a free prospectus, please call 888.888.0025 or visit us on-line at www.fbr.com/funds. Please read the prospectus carefully before investing.

Sincerely,

/s/ David Ellison
David Ellison
President and Trustee The FBR Funds

The FBR Funds are distributed by FBR Investment Services, Inc., member NASD/SIPC

The FBR Funds

FBR Large Cap Financial Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices(1)(3)

(unaudited)

[GRAPHIC]

Total Returns—For the Periods Ended April 30, 2004(4)

	One Year	Annualized Five Year	Annualized Since Inception(5)
FBR Large Cap Financial Fund(1)(2)	25.55%	7.22%	11.90%
S&P 500 Composite Index(1)(3)	22.88%	(2.26%)	7.09%
Lipper Financial Services Fund Index(1)(3)	25.88%	3.77%	10.41%

TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

Investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions.

The current performance may be lower or higher than the performance data quoted.

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with the same investment objective. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5)	For the period January 3, 1997 (commencement of investment operations) through April 30, 2004. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

The FBR Funds

FBR Small Cap Financial Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Various Indices(1)(3)

(unaudited)

[GRAPHIC]

Total Returns—For the Periods Ended April 30, 2004(4)

	One Year	Annualized Five Year	Annualized Since Inception(5)
FBR Small Cap Financial Fund(1)(2)	30.09%	20.61%	18.61%
Russell 2000 Index(1)(3)	42.01%	6.67%	7.51%
Lipper Financial Services Fund Index(1)(3)	25.88%	3.77%	10.41%

TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

Investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions.

The current performance may be lower or higher than the performance data quoted.

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	Russell 2000 is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 11 % of the Russell 3000’s total market-capitalization. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with the same investment objective. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5)	For the period January 3, 1997 (commencement of investment operations) through April 30, 2004. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

The FBR Funds

FBR Small Cap Fund

Comparison of Change in Value of $ 10,000 Investment in

Fund Shares(1)(2) vs. Various Indices(1)(3)

(unaudited)

[GRAPHIC]

Total Returns—For the Periods Ended April 30, 2004(4)

	One Year	Annualized Five Year	Annualized Since Inception(5)
FBR Small Cap Fund(1)(2)	35.42%	15.99%	17.22%
Russell 2000 Index(1)(3)	42.01%	6.67%	7.51%
Lipper Small Cap Growth Fund Index(1)(3)	36.82%	5.73%	10.29%

TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

Investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions.

The current performance may be lower or higher than the performance data quoted.

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	Russell 2000 is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 11 % of the Russell 3000’s total market-capitalization. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with the same investment objective. Peer group averages include reinvested dividends and capital gains, if any, and exlude sales charges.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5)	For the period January 3, 1997 (commencement of investment operations) through April 30, 2004. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such sharesholders would have been lower.

The FBR Funds

FBR Large Cap Technology Fund

Comparison of Change in Value of $ 10,000 Investment in

Fund Shares(1)(2) vs. Various Indices(1)(3)

(unaudited)

[GRAPHIC]

Total Returns—For the Periods Ended April 30, 2004(4)

	One Year	Annualized Since Inception(5)
FBR Large Cap Technology Fund(1)(2)	36.08%	5.36%
NASDAQ Composite Index(1)(3)	31.73%	0.66%
Lipper Science & Technology Fund Index(1)(3)	30.58%	(6.50%)

TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

Investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions.

The current performance may be lower or higher than the performance data quoted.

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with the same investment objective. Peer group averages include reinvested dividends and capital gains, if any, and exlude sales charges.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5)	For the period February 1, 2002 (commencement of investment operations) through April 30, 2004.

The FBR Funds

FBR American Gas Index Fund

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1)(2) vs. Index(1)(3)

(unaudited)

[GRAPHIC]

Total Returns—For the Periods Ended April 30, 2004(4)(5)

	One Year	Annualized Five Year	Annualized Ten Year
FBRAmerican Gas Index Fund(1)(2)	20.30%	4.07%	8.90%
Dow Jones Utility Index(1)(3)	26.63%	1.36%	8.08%
Lipper Utility Fund Index(1)(3)	20.91%	(1.85%)	6.38%

TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

Investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions.

The current performance may be lower or higher than the performance data quoted.

(1)	The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2)	FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund’s operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3)	Dow Jones Utility Index is a price weighted average of 15 utility companies listed on the New York Stock Exchange and involved in the production of electrical energy. Lipper Analytical Services, Inc., is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with the same investment objective. Peer group averages include reinvested dividends and capital gains, if any, and exlude sales charges.

(4)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5)	In 2003, the Fund changed its fiscal year-end from March 31 to October 31.

The FBR Funds

FBR Maryland Tax-Free Portfolio

FBR Virginia Tax-Free Portfolio

Comparison of Change in Value of $10,000 Investment in

Fund Shares(1) vs. Index(1)(2)

(unaudited)

[GRAPHIC]

Total Returns—For the Periods Ended April 30, 2004(3)(4)

	One Year	Annualized Five Year	Annualized Ten Year
FBR Maryland Tax-Free Portfolio(1)	1.58%	4.31%	5.30%
FBR Virginia Tax-Free Portfolio(1)	1.44%	4.45%	5.40%
Lehman Brothers Municipal Bond Index(1)(2)	2.68%	5.44%	6.46%

TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS.

Investment return and principal value will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions.

The current performance may be lower or higher than the performance data quoted.

(1)	The graph assumes a hypothetical investment of $10,000. The Fund’s performance assumes reinvestment of all dividends and distributions and reflects all Fund expenses. The Lehman Brothers Municipal Bond Index is unmanaged and does not reflect any expenses.

(2)	The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market.

(3)	The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4)	In 2004, the Funds changed their fiscal year-ends from December 31 to October 31.

Some income earned in the FBR Maryland or the Virginia Tax-Free Portfolios may be subject to the federal alternative minimum tax. Income earned by non-Maryland or non-Virginian residents will be subject to applicable state and local taxes.

The FBR Funds

FBR Large Cap Financial Fund

Portfolio of Investments

April 30, 2004

(unaudited)

SHARES		VALUE
	COMMON STOCKS — 92.2% Banks - Money Centers — 9.0%
17,000	Bank One Corp.	$839,290
21,882	Bank of America Corp.	1,761,282
4,000	Citigroup, Inc.	192,360
6,000	U.S. Bancorp.	153,840
11,000	Wachovia Corp.	503,250

		3,450,022

	Banks - Regional — 24.5%
6,000	Banknorth Group, Inc.	183,780
31,000	Comerica, Inc.	1,600,530
59,000	Hibernia Corp.	1,285,610
50,000	KeyCorp.	1,485,000
38,000	North Fork Bancorporation, Inc.	1,410,560
26,000	SunTrust Banks, Inc.	1,769,300
31,000	UnionBanCal Corp.	1,656,330

		9,391,110

	Financial Services — 35.0%
10,000	Ameritrade Holding Corp.*	122,400
22,000	Capital One Financial Corp.	1,441,660
25,000	The Charles Schwab Corp.	257,250
51,000	CIT Group, Inc.	1,752,870
20,000	Countrywide Financial Corp.	1,186,000
45,000	E*TRADE Financial Corp.*	511,200
17,000	eSpeed, Inc.*	299,200
17,000	Fannie Mae (Federal National Mortgage)	1,168,240
28,000	Freddie Mac (Federal Home Loan)	1,635,200
6,000	The Goldman Sachs Group, Inc.	579,000
21,000	JP Morgan Chase & Co.	789,600
45,000	Knight Trading Group, Inc.*	522,900
27,000	MBNA Corp.	$658,260
25,000	Merrill Lynch & Co.	1,355,750
22,000	Morgan Stanley	1,130,580

		13,410,110

	Insurance - Property/Casualty —1.1%
10,000	PMI Group,Inc.	430,300

	Savings and Loans - Savings Banks — 22.6%
62,000	Astoria Financial Corp.	2,134,040
25,000	Charter One Financial, Inc.	834,250
19,000	Golden West Financial Corp.	1,997,090
71,000	Sovereign Bancorp, Inc.	1,418,580
40,000	Washington Mutual, Inc.	1,575,600
16,000	Webster Financial Corp.	696,000

		8,655,560

	Total Common Stocks (Cost $29,542,788)	35,337,102

The FBR Funds

FBR Large Cap Financial Fund

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

PRINCIPAL VALUE		VALUE
	REPURCHASE AGREEMENT — 6.8%
$2,623,000	With Mizuho Securities, Inc. dated 04/30/04 at 0.90% to be repurchased at $2,623,197 on 05/03/04, collateralized by $2,683,414 in U.S. Treasury Bonds due 05/15/16 (Cost $2,623,000)	$2,623,000

	Total Investments —99.0% (Cost $32,165,788)	37,960,102
	Other Assets Less Liabilities —1.0%	383,522

	Net Assets —100.0%	$38,343,624

*	Non-income producing security

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Small Cap Financial Fund

Portfolio of Investments

April 30, 2004

(unaudited)

SHARES		VALUE
	COMMON STOCKS — 95.7% Banks-Regional — 6.1%
937,895	Bank Mutual Corp.	$9,904,171
169,300	Cheviot Financial Corp.	1,845,370
101,800	City Holding Co.	3,115,080
690,769	NewAlliance Bancshares, Inc.	9,428,997
82,335	The South Financial Group, Inc.	2,280,680
375,478	Taylor Capital Group, Inc.	7,798,678

		34,372,976

	Consumer Finance — 3.8%
430,000	Americredit Corp.*	6,970,300
448,959	ASTA Funding, Inc.	7,196,813
342,000	Saxon Capital, Inc.	7,438,500

		21,605,613

	Insurance — 1.3%
122,700	StanCorp Financial Group, Inc.	7,591,449

	REITs-Mortgage — 5.9%
345,100	Annaly Mortgage Management, Inc.	5,970,230
285,000	Anworth Mortgage Asset Corp.	3,325,950
389,400	Government Properties Trust, Inc.	4,263,930
285,400	Luminent Mortgage Capital, Inc.	3,655,974
350,000	MFA Mortgage Investments, Inc.	3,118,500
76,000	Redwood Trust, Inc.	3,302,200
365,000	Thornburg Mortgage, Inc.	9,446,200

		33,082,984

	Savings and Loans - Savings Banks — Central — 5.5%
302,000	Capitol Federal Financial	$9,733,460
99,282	Coastal Bancorp, Inc.	4,115,239
141,683	First Indiana Corp.	2,585,715
53,654	First SecurityFed Financial, Inc.	1,877,890
156,109	HMN Financial, Inc.	4,012,157
89,730	MutualFirst Financial, Inc.	2,079,044
76,673	Peoples Bancorp, Inc.	1,834,785
210,000	TierOne Corp.*	4,552,800

		30,791,090

	Savings and Loans - Savings Banks-East — 29.3%
328,093	Bancorp Rhode Island, Inc.	11,539,031	†
58,286	Berkshire Hills Bancorp, Inc.	1,972,981
719,254	Brookline Bancorp, Inc.	10,184,637
260,444	BSB Bancorp, Inc.	9,766,650
50,000	Camden National Corp.	1,533,000
119,100	Dime Community Bancshares, Inc.	2,036,610
132,500	FirstFed America Bancorp, Inc.	3,246,250
113,800	Hingham Institution for Savings	4,614,590	†
731,500	Hudson City Bancorp, Inc.	24,724,699
355,000	Independence Community Bank Corp.	12,932,650
109,151	MASSBANKCorp.	3,827,380
449,020	New York Community Bancorp, Inc.	11,256,931
264,911	Parkvale Financial Corp.	6,900,932
98,047	PennFed Financial Services, Inc.	2,951,215

The FBR Funds

FBR Small Cap Financial Fund

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

SHARES		VALUE
	Savings and Loans - Savings Banks - East — 29.3% (continued)
519,000	Provident Financial Services, Inc.	$9,342,000
389,300	Seacoast Financial Services Corp.	12,589,962
150,078	Sound Federal Bancorp	1,981,030
90,387	TF Financial Corp.	2,714,322
614,700	Waypoint Financial Corp.	15,908,435
199,328	Willow Grove Bancorp, Inc.	3,189,248
480,672	Yardville National Bancorp.	11,776,464

		164,989,017

	Savings and Loans - Savings Banks - South — 3.6%
16,900	The Banc Corp.	118,300
508,733	BankUnited Financial Corp.,ClassA*	13,445,813
385,900	Franklin Bank Corp.	6,525,569

		20,089,682

	Savings and Loans - Savings Banks - West — 40.2%
435,476	Banner Corp.	11,204,797
638,666	Commercial Capital Bancorp, Inc.*	11,278,842
360,000	Downey Financial Corp.	17,370,000
209,100	First Pactrust Bancorp, Inc	4,286,550
715,100	FirstFed Financial Corp.*	28,904,342
571,750	Hawthorne Financial Corp.*	19,302,280
335,633	TLA Capital Corp.*	14,432,219	†
265,750	Pacific Premier Bancorp, Inc.*	2,785,060	†
367,540	Pacific Union Bank	10,548,398
518,100	PFF Bancorp, Inc.	19,402,845
380,443	Quaker City Bancorp, Inc.	20,795,014	†

SHARES/ PRINCIPAL VALUE		VALUE
684,000	Sterling Financial Corp.*	$22,578,840
1,053,000	Washington Federal, Inc.	24,598,080
427,000	Westcorp	18,830,700

		226,317,967

	Total Common Stocks (Cost $405,371,632)	538,840,778

	REPURCHASE AGREEMENT — 5.2%
$29,160,000	With Mizuho Securities, Inc. dated 04/30/04 at 0.90% to be repurchased at $29,162,187 on 05/03/04, collateralized by $29,831,620 in U.S. Treasury Bonds due 05/15/16 (Cost $29,160,000)	29,160,000

	Total Investments — 100.9% (Cost $434,531,632)	568,000,778
	Liabilities in Excess of Other Assets — (0.9%)	(4,951,639)

	Net Assets — 100.0%	$563,049,139

*	Non-income producing security

†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Small Cap Fund

Portfolio of Investments

April 30, 2004

(unaudited)

SHARES		VALUE
	COMMON STOCKS— 73.8% Beverages — 1.9%
170,800	Coca-Cola Bottling Co.	$9,086,560

	Casinos and Gaming — 12.9%
350,000	Alliance Gaming Corp.*	8,739,500
19,400	American Real Estate Partners, L.P.*	325,920
27,500	Florida Gaming Corp.*	102,438
20,000	International Game Technology	754,800
12,000	Mandalay Resort Group	689,400
500,500	Monarch Casino & Resort, Inc.*	7,336,830	†
1,015,884	Penn National Gaming, Inc.*	29,958,418
105,000	Shuffle Master, Inc.	3,438,750
250,000	Station Casinos, Inc.	11,270,000

		62,616,056

	Communication Services — 7.7%
3,004,900	American Tower Corp., ClassA*	37,411,005
4,280	Outdoor Channel Holdings, Inc.*	171,200

		37,582,205

	Computer Peripherals — 0.2%
50,000	Metrologic Instruments, Inc.*	786,000

	Construction Services — 6.6%
30,000	Beazer Homes USA, Inc.	2,953,500
475,000	D.R. Horton, Inc.	13,680,000
80,000	The Ryland Group, Inc.	6,316,000
220,000	Toll Brothers, Inc.*	8,705,400

		31,654,900

	Construction-Supplies and Fixtures — 1.0%
71,500	American Woodmark Corp.	4,590,300

	Consumer Financial Services — 3.6%
773,000	AmeriCredit Corp.*	$12,530,330
400,000	Providian Financial Corp.*	4,852,000

		17,382,330

	Electric Utilities — 2.0%
1,116,400	TheAES Corp.*	9,679,188

	Food Processing — N.M.
9	Hershey Creamery Co.	25,650

	Insurance-Life — N.M.
1,671	Independence Holding Co.	60,156

	Insurance-Miscellaneous — 1.9%
251,500	Hilb,Rogal,andHobbs Co.	9,016,275

	Insurance-Property and Casualty — 18.2%
320,000	Allmerica Financial Corp.*	11,123,200
80	Berkshire Hathaway, Inc., Class B*	249,520
10,000	The Chubb Corp.	690,000
44,200	Investors Title Co.	1,370,200
164,900	MarkelCorp.*	48,317,349
200,000	PartnerRe Ltd.	11,460,000
400,000	Platinum Underwriters Holdings Ltd.	12,792,000
300,000	PMA Capital Corp.*	2,085,000

		88,087,269

	Miscellaneous Fabricated Products — 1.2%
107,471	Simpson Manufacturing Company, Inc.	5,605,687

	Motion Pictures — 0.9%
220,800	AMC Entertainment, Inc.*	3,521,760
40,000	Regal Entertainment Group	871,600

		4,393,360

The FBR Funds

FBR Small Cap Fund

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

SHARES		VALUE
	Office Equipment — 3.2%
450,000	Global Imaging Systems, Inc.*	$15,579,000

	Oil and Gas Operations — 3.8%
281,000	Kaneb Services LLC.	7,713,450
326,290	MarkWest Hydrocarbon, Inc.	3,540,247
105,900	Penn Virginia Corp.	6,965,043

		18,218,740

	Personal Services — 0.3%
200,000	Service Corporation International*	1,478,000

	Recreational Activities — 1.2%
603,800	Dover Motorsports, Inc.	2,415,200
60,000	International Speedway Corp., ClassA	2,527,800
19,000	International Speedway Corp., ClassB	801,800

		5,744,800

	Regional Banks — 0.1%
14,000	Corus Bankshares, Inc.	528,500

	Rental and Leasing — 2.1%
350,000	Rent-A-Center, Inc.*	10,244,500

	Retail-Apparel — 1.9%
412,500	Aeropostale, Inc.*	9,070,875

	Retail-Specialty — 3.0%
550,000	CarMax, Inc.*	14,256,000

	Software and Programming — 0.1%
16,000	MICROS Systems, Inc.*	701,920

	Total Common Stocks (Cost $267,620,864)	356,388,271

PRINCIPAL VALUE		VALUE
	CORPORATE BONDS — 4.2%
$10,000,000	General Motors Acceptance Corp., 1.996%,5/18/06	$9,999,660
10,000,000	Liberty Media Corp., 2.64%, 9/17/06	10,174,840

20,000,000	Total Corporate Bonds (Cost $20,023,430)	20,174,500

	GOVERNMENT OBLIGATION — 4.2%
20,000,000	Student Loan Marketing Associaton 2.25%, 12/15/32 (Cost $20,115,562)	20,028,000

	REPURCHASE AGREEMENT — 18.6%
89,704,000	With Mizuho Securities, Inc. dated 04/30/04 at 0.90% to be repurchased at $89,710,728 on 05/03/04, collateralized by $91,770,084 in U.S. Treasury Bonds due 05/15/16 (Cost $89,704,000)	89,704,000

	Total Investments —100.8% (Cost $397,463,856)	486,294,771
	Liabilities in Excess of Other Assets — (0.8%)	(3,691,722)

	Net Assets — 100.0%	$482,603,049

*	Non-income producing security

†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

N.M. Not meaningful

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Large Cap Technology Fund

Portfolio of Investments

April 30, 2004

(unaudited)

SHARES		VALUE
	COMMON STOCKS — 100.9%Audio and Video Equipment — 4.1%
7,475	Sony Corp. ADR	$287,040

	Biotechnology and Drugs — 11.4%
1,700	AmerisourceBergen Corp.	98,413
1,600	Barr Pharmaceuticals, Inc.	66,272
4,600	Cardinal Health, Inc.	336,949
2,600	Chiron Corp.*	120,640
3,300	Mylan Laboratories, Inc.	75,603
7,325	Senora S.A.ADR	108,410

		806,287

	Communications Equipment — 9.2%
4,200	Cisco Systems, Inc.*	87,654
2,350	Comverse Technology, Inc.*	38,446
16,475	Nokia Oyj ADR	230,814
2,735	Qualcomm, Inc.	170,828
2,100	Scientific-Atlanta, Inc.	68,019
5,950	Tellabs, Inc.*	51,944

		647,705

	Communications Services — 7.2%
12,625	SBC Communications, Inc.	314,363
10,800	Sprint FON Corp.	193,212

		507,575

	Computer Hardware — 7.4%
4,250	Apple Computer, Inc.*	109,353
3,020	International Business Machines Corp.	266,273
37,400	Sun Microsystems, Inc.*	145,860

		521,486

	Computer Networks — 1.5%
2,000	Dassault Systemes S.A. ADR	$80,000
2,500	Novell, Inc.	24,100

		104,100

	Computer Peripherals — 9.1%
6,350	Canon, Inc. ADR	332,169
14,500	Hewlett-Packard Co.	285,650
300	Lexmark International, Inc. - Class A	27,138

		644,957

	Computer Services — 0.7%
1,150	NCR Corp.*	51,394

	Computer Storage Devices — 6.1%
25,275	EMC Corp.*	282,069
9,000	Seagate Technology	112,590
1,350	Storage Technology Corp.*	35,465

		430,124

	Electronic Instruments and Controls — 6.6%
3,490	Agilent Technologies, Inc.*	94,265
3,825	American Power Conversion Corp.	71,375
2,400	Celestica, Inc.*	42,192
2,450	Jabil Circuit, Inc.*	64,656
2,653	Molex, Inc.	79,006
1,650	TDK Corp. ADR	115,417

		466,911

	Retail—Catalog and Mail Order — 0.8%
950	CDWCorp.	59,366

The FBR Funds

FBR Large Cap Technology Fund

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

SHARES		VALUE
	Scientific and Technical Instruments — 1.6%
4,200	Applera Corp. - Applied Biosystems Group	$77,994
1,200	Thermo Electron Corp.*	35,040

		113,034

	Semiconductors — 23.6%
6,450	Flextronics International, Ltd.*	103,845
8,500	Infineon Technologies AG ADR*	107,270
11,150	Intel Corp.	286,889
2,550	Intersil Corp.	50,363
2,250	Kyocera Corp. ADR	186,885
7,750	Micron Technology, Inc.*	105,555
2,250	National Semiconductor Corp.*	91,778
3,250	Novellus Systems, Inc.*	94,120
2,000	NVIDIA Corp.*	41,080
11,800	STMicroelectronics N.V	256,886
10,950	Texas Instruments, Inc.	274,844
2,400	Xilinx, Inc.*	80,712

		1,680,227

	Software and Programming —11.6%
2,900	Check Point Software Technologies Ltd.*	67,947
2,200	Electronic Arts, Inc.	111,364
12,375	Microsoft Corp.	321,378
4,150	PeopleSoft,Inc.*	70,052
3,575	SAP AG ADR	133,276
8,100	Siebel Systems, Inc.*	83,268
700	Symantec Corp.	31,535

		818,820

	Total Common Stocks (Cost $6,387,844)	7,139,026

PRINCIPAL VALUE		VALUE
	REPURCHASE AGREEMENT — 1.6%
$116,000	With Mizuho Securities, Inc. dated 04/30/04 at 0.90% to be repurchased at $116,009 on 05/03/04, collateralized by $118,672 in U.S. Treasury Bonds due 05/15/16 (Cost $116,000)	$116,000

	Total Investments — 102.5% (Cost $6,503,844)	7,255,026
	Liabilities in Excess of Other Assets — (2.5%)	(179,036)

	Net Assets — 100.0%	$7,075,990

*	Non-income producing security

ADR American Depository Receipts

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Small Cap Technology Fund

Portfolio of Investments

April 30, 2004

(unaudited)

SHARES		VALUE
	COMMON STOCKS — 98.1% Biotechnology and Drugs — 2.8%
1,725	Perrigo Co.	$37,208

	Communications Equipment — 4.6%
4,450	McDATA Corp.,ClassA*	23,719
1,950	Polycom, Inc.*	37,206

		60,925

	Computer Hardware — 43%
3,900	Cray, Inc.*	24,180
6,750	Gateway, Inc.*	32,535

		56,715

	Computer Networks — 4.5%
15,400	Corvis Corp.*	24,024
1,375	Intergraph Corp.*	34,664

		58,688

	Computer Peripherals — 2.0%
2,675	Creative Technology Ltd.	26,884

	Computer Services — 10.9%
4,000	EarthLink, Inc.*	36,839
1,450	MedQuist, Inc.*	19,735
1,475	National Processing, Inc.*.	36,580
2,675	Perot Systems Corp., Class A*	35,631
900	United Online, Inc.*	14,940

		143,725

	Computer Storage Devices — 4.4%
1,925	Advanced Digital Information Corp.*	20,328
975	Imation Corp.	37,996

		58,324

	Construction Services — 1.7%
2,300	Wireless Facilities, Inc.*	22,057

	Electronic Instruments and Controls — 5.6%
875	Benchmark Electronics, Inc.	23,651
2,625	Power-One, Inc.*	22,575
1,275	Technitrol, Inc.*	27,120

		73,346

	Miscellaneous Capital Goods — 2.4%
1,800	Creo, Inc.*	14,436
1,225	GSI Lumonics, Inc.*	16,623

		31,059

	Plastics and Rubber — 2.3%
500	Rogers Corp.*	29,850

	Retail-Technology — 1.7%
1,275	GameStop Corp., Class A*	22,453

	Scientific and Technical Instruments — 3.2%
450	Analogic Corp.	21,308
975	Orbotech,Ltd.*	20,592

		41,900

	Semiconductors — 12.5%
1,100	Actel Corp.*	21,912
3,650	Cirrus Logic, Inc.*	22,739
1,000	Coherent, Inc.*	24,449
2,025	Credence Systems Corp.*	22,559
1,900	ESS Technology, Inc.*	20,368
1,150	Genesis Microchip, Inc.*	17,285
1,500	Mykrolis Corp.*	21,825
575	Standard Microsystems Corp.*	13,708

		164,845

The FBR Funds

FBR Small Cap Technology Fund

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

SHARES		VALUE
	Software and Programming — 35.2%
2,612	Activision, Inc.	$39,336
975	FileNet Corp.*	26,774
775	Hyperion Solutions Corp.*	29,745
2,800	Informatica Corp.*	20,272
2,300	Internet Security Systems, Inc.*	30,567
2,925	Lawson Software, Inc.*	20,738
875	Macromedia, Inc.*	18,025
575	Manhattan Associates, Inc.*	15,450
1,800	NetIQ Corp.*	23,148
1,100	Progress Software Corp.*	22,550
850	SRA International, Inc., Class A	31,892
2,200	Sybase, Inc.*	37,619
1,200	Take-Two Interactive Software, Inc.*	34,667
1,225	THQ, Inc.*	22,712
4,550	TIBCO Software, Inc.	34,125
975	Verint Systems, Inc.*	26,189
1,200	Verity, Inc.*	14,880
8,400	Vignette Corp.*	14,616

		463,305

	Total Common Stocks (Cost $1,405,340)	1,291,284

PRINCIPAL VALUE		VALUE
	REPURCHASE AGREEMENT — 4.9%
$65,000	With Mizuho Securities, Inc. dated 04/30/04 at 0.90% to be repurchased at $65,005 on 05/03/04, collateralized by $66,497 in U.S. Treasury Bonds due 05/15/16 (Cost $65,000)	$65,000

	Total Investments — 103.0% (Cost $1,470,340)	1,356,284
	Liabilities in Excess of Other Assets — (3.0%).	(39,377)

	Net Assets — 100.0%	$1,316,907

*	Non-income producing security

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR American Gas Index Fund

Portfolio of Investments

April 30, 2004

(unaudited)

COMMON STOCKS	SHARES	VALUE (NOTE 1)	PERCENT OF NET ASSETS
Dominion Resources, Inc.	152,650	$9,740,596	4.98%
KeySpan Corp.	269,050	9,726,157	4.97
Duke Energy Corp.	459,250	9,671,804	4.94
PG&E Corp.*	342,050	9,413,215	4.81
NiSource, Inc.	464,100	9,356,255	4.78
Public Service Enterprise Group, Inc.	182,750	7,839,975	4.01
AGL Resources, Inc.	208,400	5,960,240	3.05
Piedmont Natural Gas Company, Inc.	142,300	5,763,150	2.95
Questar Corp.	160,800	5,703,576	2.92
Consolidated Edison, Inc.	133,575	5,504,626	2.81
Southern Union Co.	273,878	5,384,441	2.75
El Paso Corp.	765,150	5,363,702	2.74
Nicor, Inc.	151,550	5,151,185	2.63
Peoples Energy Corp.	121,950	5,097,510	2.61
The Williams Companies, Inc.	465,900	4,798,770	2.45
WGL Holdings, Inc.	167,700	4,742,556	2.42
Equitable Resources, Inc.	92,700	4,355,973	2.23
CenterPoint Energy, Inc.	391,700	4,226,443	2.16
Exelon Corp.	62,650	4,193,791	2.14
Energy East Corp.	171,400	4,036,470	2.06
National Fuel Gas Co.	163,950	4,015,136	2.05
Atmos Energy Corp.	161,150	3,970,736	2.03
ONEOK, Inc.	177,000	3,708,150	1.90
Vectren Corp.	150,825	3,642,424	1.86
New Jersey Resources Corp.	84,250	3,210,768	1.64
DTE Energy Co.	80,375	3,136,233	1.60
Northwest Natural Gas Co.	101,550	2,985,570	1.53
Southwest Gas Corp.	121,850	2,778,180	1.42
TXU Corp.	74,000	2,526,360	1.29
Wisconsin Energy Corp.	76,950	2,416,230	1.23
Xcel Energy, Inc.	136,200	2,278,626	1.16
Puget Energy, Inc.	97,300	2,136,708	1.09
Energen Corp.	51,325	2,122,289	1.08
Constellation Energy Group, Inc.	54,075	2,080,806	1.06
Cinergy Corp.	51,900	1,969,086	1.01
The Laclede Group, Inc.	70,050	1,932,680	0.99
South Jersey Industries, Inc.	46,580	1,920,959	0.98
Ameren Corp.	41,575	1,817,659	0.93
MDU Resources Group, Inc.	75,200	1,684,480	0.86
UGI Corp.	50,975	1,605,713	0.82

The FBR Funds

FBR American Gas Index Fund

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

COMMON STOCKS (CONTINUED)	SHARES	VALUE (NOTE 1)	PERCENT OF NET ASSETS
CMS Energy Corp.*	148,000	$1,229,880	0.63%
NSTAR	22,225	1,075,690	0.55
American Electric Power Company, Inc.	31,050	945,162	0.49
Alliant Energy Corp.	37,650	935,979	0.48
Northeast Utilities	49,475	907,866	0.46
WPS Resources Corp.	18,730	858,021	0.44
PNM Resources, Inc.	27,850	812,663	0.42
EnergySouth, Inc.	19,553	747,316	0.39
Aquila, Inc.*	175,400	745,450	0.38
Southwestern Energy Co.*	27,725	697,284	0.36
NUI Corp.	39,860	664,068	0.35
TECO Energy, Inc.	51,475	655,277	0.34
Avista Corp.	38,450	649,805	0.33
PPL Corp.	14,525	622,396	0.32
SEMCO Energy, Inc.	97,975	528,085	0.27
CH Energy Group, Inc.	11,150	516,245	0.26
MGE Energy, Inc.	16,035	499,009	0.26
Chesapeake Utilities Corp.	17,040	413,220	0.21
Pepco Holdings, Inc.	20,741	392,835	0.20
Entergy Corp.	6,650	363,090	0.19
Delta Natural Gas Company, Inc.	12,600	320,040	0.16
Allegheny Energy, Inc.*	16,950	233,571	0.12
RGC Resources, Inc.	6,900	164,910	0.08
Sierra Pacific Resources*	14,850	105,138	0.05
ALLETE, Inc.	2,000	69,100	0.04
Energy West, Inc.	6,525	46,915	0.02
Corning Natural Gas Corp.	1,575	26,775	0.01

Total Common Stocks (Cost $127,234,287)		193,195,018	98.75

The FBR Funds

FBR American Gas Index Fund

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

	VALUE (NOTE1)	PERCENT OF NET ASSETS
REPURCHASE AGREEMENTS
With Mizuho Securities, Inc. dated 04/30/04 at 0.90% to be repurchased at $1,969,148 on 05/03/04, collateralized by $2,015,557 in U.S. Treasury Bonds, due 05/15/16 (Cost $1,969,000)	$1,969,000	1.00%

Total Investments (Cost $129,203,287)	195,164,018	99.75
Other Assets Less Liabilities	482,526	0.25

Net Assets	$195,646,544	100.00%

*	Non-income producing security

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Fund for Government Investors

Portfolio of Investments

April 30, 2004

(unaudited)

PAYABLE AT MATURITY	MATURITY DATE	RATE		VALUE (NOTE 1)
Federal Home Loan Bank Discount Notes — 61.1%
$20,000,000	May 5, 2004	0.94%		$19,997,800
10,000,000	May 12, 2004	0.99		9,996,975
60,000,000	May 19, 2004	0.98		59,970,600
20,000,000	May 26, 2004	0.99		19,986,250
14,000,000	May 28, 2004	1.00		13,989,553
40,000,000	June 3, 2004	1.28	^	39,998,564
31,000,000	June 9, 2004	1.00		30,966,417

Total Federal Home Loan Bank Discount Notes (Amortized Cost $194,906,159)				194,906,159

Federal Home Loan Bank Notes — 30.4%
8,000,000	May 24, 2004	1.35		8,000,550
14,000,000	June 22, 2004	1.50	^	14,004,062
20,000,000	June 29, 2004	1.22	^	20,000,000
40,000,000	July 28, 2004	1.25	^	40,000,000
15,000,000	October 6, 2004	1.11		15,000,000

Total Federal Home Loan Bank Notes (Amortized Cost $97,004,612)				97,004,612

Federal Agricultural Mortgage Discount Note — 9.4%
30,000,000	June 28, 2004	1.07		29,951,183

Total Federal Agricultural Mortgage Note (Amortized Cost $29,951,183)				29,951,183

Total Investments—100.9% (Amortized Cost $321,861,954)†				321,861,954
Liabilities in Excess of Other Assets — (0.9%)				(2,794,391)

Net Assets — 100.0%				$319,067,563

^	Stepped coupon is a security with a predetermined schedule of interest or dividend rate changes.

†	Same cost is used for Federal income tax purposes.

Weighted Average Maturity of Portfolio: 46 Days

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Maryland Tax-Free Portfolio

Portfolio of Investments

April 30, 2004

(unaudited)

	FACE VALUE	VALUE (NOTE 1)
Anne Arundel County General Obligation
4.125%, 3/1/19 AA+*	$95,000	$91,352
Anne Arundel County Pollution Control Revenue Baltimore Gas & Electric Co. Project
6%, 4/1/24 A*	1,230,000	1,260,134
Anne Arundel County Solid Waste Project General Obligation
5.5%, 9/1/15 AA+*	500,000	539,520
Anne Arundel County Water and Sewer General Obligation
6.3%, 8/1/05^ AA+*	725,000	776,990
6.2%, 8/1/05^ AA+*	725,000	776,105
Baltimore County General Obligation
5%, 6/1/19 AAA**	335,000	353,951
Baltimore, MD General Obligation, Series A&C
5.5%, 10/15/06^ AAA*	1,000,000	1,104,669
5.5%, 10/15/15 AAA*	500,000	565,240
5%, 5/1/18 AA+*	100,000	104,441
Baltimore, MD Metropolitan District General Obligation
5.5%,6/1/06^ AAA*	700,000	759,185
Baltimore, MD Port Facility Revenue
6.5%, 12/1/10 AA-*	$400,000	$405,464
Baltimore, MD Wastewater Project, Series A
6%, 7/1/15 AAA*	500,000	584,690
5.125%, 7/1/42 AAA*	500,000	504,820
Frederick County Public Facilities General Obligation
5.25%, 7/1/17 AA*	300,000	323,106
Howard County Public Improvement General Obligation
5.5%, 2/15/08^ AAA*	500,000	556,365
Howard County Special Facilities Revenue
6.1%,2/15/05^ AA-*	200,000	207,480
Maryland Community Development Administration Revenue, Series 2, A, B, E
5.15%, 3/1/08 Aa2*	500,000	522,150
5%, 4/1/17 Aa2*	500,000	500,265
5.7%, 9/1/17 Aa2*	360,000	371,671
5.5%, 5/15/21 Aa3*	250,000	255,525
5%, 6/1/21 Aaa*	275,000	282,321
5.3%, 5/15/22 Aa3*	115,000	117,561
5.375%, 9/1/22 Aa2*	250,000	251,375
Maryland Industrial Development Revenue, Series 1-11
7.125%, 7/1/06 A-*	10,000	10,043

The FBR Funds

FBR Maryland Tax-Free Portfolio

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

	FACE VALUE	VALUE (NOTE 1)
Maryland Stadium Authority
Convention Center Expansion
5.875%, 12/15/13 AAA*	$1,000,000	$1,047,270
Ocean City Convention Center
5.375%, 12/15/15 AA+*	500,000	533,105
Sports Lease Revenue
5.55%, 3/1/13 AAA*	500,000	534,545
Maryland State Economic Development
Department of Transportation Headquarters
5.375%, 6/1/19 AA+*	750,000	808,853
Hilton Facilities, Series A
3.75%, 7/1/18 AA+*	250,000	225,878
Morgan State University Series A
6%, 7/1/22 Baa3*	500,000	507,165
University of Maryland, Series A
5.75%, 10/1/33 Baa3*	350,000	351,999
Maryland State Health and Higher Education
Board of Child Care
4.75%, 7/1/14 A*	400,000	410,640
Frederick Memorial Hospital
5.25%, 7/1/13 AAA*	500,000	542,075
Good Samaritan Hospital
5.7%, 7/1/09 A1*	500,000	563,255
Greater Baltimore Medical Center
5%, 7/1/20 A+*	$250,000	$250,553
Hebrew Home of Greater Washington
5.6%, 1/1/20 BBB+*	250,000	254,813
5.8%, 1/1/32 BBB+*	1,000,000	1,026,020
Helix Health
5%, 7/1/27 AAA*	1,030,000	1,052,516
Johns Hopkins
6%,7/1/09^ AA*	1,000,000	1,154,470
5%, 5/15/26 AA-*	900,000	904,095
5.125%, 11/15/34 AA-*	500,000	506,085
Kennedy Krieger Issue
4.875%, 7/1/18 Baa2*	250,000	244,543
5.5%, 7/1/33 Baa2*	500,000	488,675
Loyola College
5.5%, 10/1/16 AAA*	1,205,000	1,313,751
Maryland General Hospital
6.125%, 7/1/04^ AAA*	500,000	514,030
6.125%, 7/1/04^ AAA*	500,000	514,030
Medlantic/Helix Issue, Series B
5.25%, 8/15/38 AAA*	215,000	223,849
Medstar Health
4.375%, 8/15/13 BBB*	250,000	242,940
5.5%, 8/15/33 BBB*	250,000	241,580

The FBR Funds

FBR Maryland Tax-Free Portfolio

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

	FACE VALUE	VALUE (NOTE 1)
Sheppard Pratt, Series A
5.25%, 7/1/35 A-*	$500,000	$492,665
Maryland State and Local Facilities Loans - First Series
5.75%, 8/1/11AAA*	250,000	284,475
Maryland State Transportation Authority BWI Airport
5.25%, 3/1/12 AAA*	500,000	532,665
Maryland Water Quality Finance Administration Revenue, Series A
6%, 9/1/15 AA*	1,000,000	1,014,380
Montgomery County Economic Development Trinity Health Group
5.125%, 12/1/22 AA-*	600,000	610,734
Montgomery County General Obligation, Series A
5.25%, 10/1/12 AAA*	250,000	278,378
5%, 5/1/17 AAA*	475,000	502,845
5%, 5/1/19 AAA*	500,000	527,050
Montgomery County Housing Opportunity Multifamily Housing Development, Series B
4.5%, 7/1/23 Aaa*	250,000	231,753
Morgan State University Academic Revenue, Series A
5%, 7/1/20 AAA*	300,000	310,305
North East Maryland Waste Disposal Authority Revenue
6%, 7/1/06 A2*	$250,000	$266,990
Prince George’s County Construction Public Improvement
5.5%, 10/1/10 AAA*	100,000	111,836
Prince George’s County General Obligation, Series A
5.25%, 3/15/07^ AAA*	1,000,000	1,093,200
Prince George’s County Housing Authority Revenue FHLMC/FNMA/GNMA Collateral, Series A
5.55%, 12/1/33 AAA*	60,000	60,258
Prince George’s County Pollution Control Revenue Potomac Electric Project
5.75%, 3/15/10 A*	1,250,000	1,403,850
Puerto Rico Electric Power Authority, Capital Appreciation
0%**, 7/1/17 A-*	150,000	77,943
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G
5.25%, 7/1/13 A-*	425,000	458,647
5.5%, 7/1/18 A-*	500,000	544,145

The FBR Funds

FBR Maryland Tax-Free Portfolio

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

	FACE VALUE	VALUE (NOTE 1)
Puerto Rico Public Finance Corporation, Series A
5%, 8/1/31AAA*	$500,000	$504,785
University of Maryland System Auxiliary Revenue
5.6%,4/1/05^AA+*	1,000,000	1,058,810
5.6%,4/1/06^AA+*	1,000,000	1,080,520
5.125%, 4/1/15 AA+*	250,000	264,165
5%, 4/1/18 AA+*	265,000	275,650
Washington DC Metropolitan Area Transportation Authority Revenue
6%, 7/1/10 AAA*	500,000	574,600
Washington Suburban Sanitary District General Obligation
5%, 6/1/23 AAA*	1,000,000	1,028,480
4%, 6/1/16 AAA*	810,000	788,501

Total Investments — 98.0%
(Amortized Cost $38,240,120)		40,058,788
Other Assets Less
Liabilities — 2.0%		828,151

Net Assets —100.0%		$40,886,939

^	Date represents pre-refunded date.

*	Ratings of issues shown are unaudited.

**	Zero Coupon Bond

The accompanying notes are an integral part of the financial statements.

The FBR Funds

FBR Virginia Tax-Free Portfolio

Portfolio of Investments

April 30, 2004

(unaudited)

	FACE VALUE	VALUE (NOTE 1)
Albermarle County, VA Industrial Development Authority Martha Jefferson Hospital
5.25%, 10/1/15 A2*	$250,000	$263,093
Alexandria, VA
Construction Public Improvement
5.75%, 6/15/14 AAA*	500,000	565,105
Redevelopment and Housing Authority
5.5%, 1/1/29 A*	115,000	114,071
Arlington County General Obligation
5.375%, 12/1/16AAA*	1,000,000	1,091,290
Arlington County Industrial Development - Multi-Family Housing
Arna Valley View Apartments
4.85%, 6/1/12 Aaa*	350,000	362,761
Colonial Village Apartments
5.15%, 11/1/31 AAA*	1,000,000	1,011,220
Brunswick County Industrial Development Authority Lease Revenue
5.5%, 7/1/17 AAA*	1,000,000	1,085,969
Chesterfield County Industrial Development Authority Lease Revenue
4.75%, 11/01/16 AA*	$50,000	$51,696
Fairfax County Industrial Development Authority Revenue
Inova Health System Hospitals
5.25%, 8/15/19 AA*	650,000	678,470
Inova Health System Project
5%, 8/15/13 AAA*	100,000	107,798
Fairfax County Sewer Revenue
5.875%, 7/15/28 AAA*	50,000	54,249
Fairfax County Water Authority Revenue
5.8%, 1/1/16 AAA*	825,000	920,337
5%, 4/1/16 AAA*	400,000	421,264
6%, 4/1/22 AAA*	630,000	698,985
Frederick County Industrial Development Authority Lease Revenue Government Complex Facilities
5%, 12/1/14 Aaa*	705,000	763,127

The FBR Funds

FBR Virginia Tax-Free Portfolio

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

	FACE VALUE	VALUE (NOTE 1)
Fredericksburg, VA Industrial Development Authority Student Housing Revenue MWC Apartments Project
5.35%, 4/1/29 Baa2*	$250,000	$245,100
Hampton Roads Regional Jail Authority, Series
A 5.5%, 7/1/24 AAA*	300,000	316,296
Hanover County General Obligation
5.4%, 7/15/16 AA*	1,000,000	1,084,500
Loudoun County General Obligation, Series B
5.25%, 12/1/14 AA+*	1,000,000	1,109,270
Metropolitan Washington DC Airport System, Series A
5%, 10/1/11AAA*	200,000	211,140
5.75%, 10/1/11 AAA*	1,000,000	1,035,720
5.375%, 10/1/18AAA*	245,000	255,021
5.375%, 10/1/19AAA*	335,000	347,995
Montgomery County Industrial Development Authority, Series C
5.125%, 1/15/19AAA*	500,000	522,820
Newport News, VA General Obligation
5.75%,1/15/07^AA*	750,000	833,190
5%, 3/1/18 AA*	500,000	520,080
Norfolk, VA Water Revenue
5.75%, 11/1/12 AAA*	$500,000	$538,390
5.875%, 11/1/15 AAA	500,000	539,305
Portsmouth, VA Redevelopment and Mulit-Family Housing Authority Revenue
6.05%, 12/1/08 AAA*	500,000	520,185
Prince William County Water and Sewer System
5.5%, 7/1/19 AAA*	500,000	544,150
Puerto Rico Commonwealth Highway and Transportation Authority, Series A
0%**, 7/1/28 AAA*	500,000	500,000
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series G
5.25%, 7/1/13 A-*	890,000	960,461
Puerto Rico Public Finance Corporation Commonwealth, Series A
5%, 8/1/31 AAA*	500,000	504,785
Richmond, VA
Metropolitan Authority Expressway Revenue
5.25%, 7/15/17 AAA*	200,000	219,140

The FBR Funds

FBR Virginia Tax-Free Portfolio

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

	FACE VALUE	VALUE (NOTE 1)
Public Utilities Revenue, Series A
5.25%, 1/15/18 A+*	$1,000,000	$1,054,640
5%, 1/15/33 AAA*	350,000	350,424
Richmond, VA Refunding and Improvement General Obligation, Series A
5.125%, 1/15/16 AAA*	500,000	527,885
Roanoke, VA General Obligation Public Improvement, Series B
5%, 10/1/11 AAA*	300,000	323,064
Southeastern Public Servicing Authority, Series B
5%, 7/1/15 AAA*	1,000,000	1,075,839
Spotsylvania County, VA Water and Sewer Revenue
5%, 6/1/30 AAA*	100,000	100,226
Suffolk, VA Redevelopment and Housing Authority Multi-Family Hope Village Apartments, Series A
5.6%, 2/1/33 AAA*	580,000	606,993
Upper Occoquan Sewer Authority Revenue, Series A
5.15%, 7/1/20 AAA*	575,000	618,896
Virginia Beach, VA Development Authority Revenue General Hospital Project
5.125%, 2/15/18 AAA*	50,000	53,329
Public Improvement General Obligation
5%, 8/1/17 AA+*	$1,075,000	$1,132,695
Development Authority Revenue Town Center Project, Series A
4.25%,8/1/13AA*	50,000	50,946
Virginia Commonwealth Transportation Revenue U.S. Route 58 Corridor Development
5.5%, 5/15/13 AA+*	250,000	275,870
Virginia Housing Development Authority Revenue, Series B,C,D,H,L,N&X
5.35%, 2/1/09 AA+*	100,000	106,346
5.25%, 11/1/10 AA+*	80,000	84,320
5.125%, 1/1/15 AA+*	500,000	519,035
5.1%, 7/1/14 AA+*	610,000	627,751
Virginia Multifamily Housing Development Authority, Series G
5%, 11/1/13 AA+*	300,000	311,220
Virginia Port Authority Commonwealth Revenue
5.9%, 7/1/16 AA+*	500,000	542,385
Virginia Public School Authority Revenue, Series A
5%, 8/1/18 AA+*	750,000	787,035

The FBR Funds

FBR Virginia Tax-Free Portfolio

Portfolio of Investments (continued)

April 30, 2004

(unaudited)

	FACE VALUE	VALUE (NOTE 1)
Virginia State General Obligation
5.25%, 6/1/19 AAA*	$750,000	$802,605
Virginia State Public School Authority
4.125%, 1/15/21AAA*	300,000	279,957
Winchester, VA Public Improvement
5.625%, 6/1/18 AA*	350,000	386,484

Total Investments —98.6%
(Amortized Cost $28,105,489)		29,614,928
Other Assets Less
Liabilities — 1.4%. 428,		428,201

Net Assets — 100.0%. $30,		$30,043,129

^	Date represents pre-refunded date.

*	Ratings of issues shown are unaudited.

**	Zero Coupon Bond

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Statements of Assets and Liabilities

April 30, 2004

(unaudited)

	FBR Large Cap Financial Fund	FBR Small Cap Financial Fund	FBR Small Cap Fund
ASSETS
Securities at Amortized Cost:
Unaffiliated issuers	$32,165,778	$404,568,989	$393,068,889
Affiliated issuers	—	29,962,643	4,394,967

Total securities	$32,165,778	$434,531,632	$397,463,856

Securities at Value (Note 2):
Unaffiliated issuers	$37,960,102	$513,834,864	$478,957,941
Affiliated issuers	—	54,165,914	7,336,830

Total securities	37,960,102	568,000,778	486,294,771
Cash	407	402	701
Receivable for Capital Shares Sold	2,281	908,857	1,792,608
Investment Securities Sold	548,045	5,007,577	—
Dividends and Interest Receivable	57,496	514,624	256,073

Total Assets	38,568,331	574,432,238	488,344,153

LIABILITIES
Investment Advisory Fee Payable (Note 3)	30,136	484,267	350,774
Administration Fee Payable (Note 3)	22,068	178,708	136,411
Distribution Fees Payable (Note 3)	8,359	134,518	97,437
Payable for Capital Shares Redeemed	164,144	10,459,353	3,250,294
Investment Securities Purchased	—	126,253	1,886,709
Accrued Expenses	—	—	19,479

Total Liabilities	224,707	11,383,099	5,741,104

NET ASSETS	$38,343,624	$563,049,139	$482,603,049

Shares Outstanding	1,716,518	17,119,372	14,006,697

Net Asset Value Per Share	$22.34	$32.89	$34.46

Net Assets Consist of:
Paid-in capital	$31,585,728	$407,254,875	$382,033,373
Accumulated net investment income (loss)	41,265	229,795	(1,720,097)
Accumulated net realized gain (loss) on investments	922,317	22,095,323	13,458,858
Net unrealized appreciation on investments	5,794,314	133,469,146	88,830,915

NET ASSETS	$38,343,624	$563,049,139	$482,603,049

The FBR Funds

Statements of Assets and Liabilities (continued)

April 30, 2004

(unaudited)

	FBR Large Cap Technology Fund	FBR Small Cap Technology Fund	FBR American Gas Index Fund
ASSETS
Securities at Amortized Cost	$6,503,844	$1,470,340	$129,203,287

Securities at Value (Note 2)	$7,255,026	$1,356,284	$195,164,018
Cash	950	515	814
Receivable for Capital Shares Sold	2,600	2,725	564,005
Investment Securities Sold	78,185	3,280	—
Dividends and Interest Receivable	6,086	2	579,794
Receivable from Adviser	1,343	—	—

Total Assets	7,344,190	1,362,806	196,308,631

LIABILITIES
Investment Advisory Fee Payable (Note 3)	—	36	63,929
Administration and Accounting Fees Payable (Note 3)	10,232	1,134	63,866
Distribution Fees Payable (Note 3)	1,593	284	—
Administration Fee Payable	—	—	17,111
Payable for Capital Shares Redeemed	149,927	15,904	149,723
Investment Securities Purchased	106,134	28,541	367,458
Accrued Expenses	314	—	—

Total Liabilities	268,200	45,899	662,087

NET ASSETS	$7,075,990	$1,316,907	$195,646,544

Shares Outstanding	641,033	146,529	14,913,082

Net Asset Value Per Share	$11.04	$8.99	$13.12

Net Assets Consist of:
Paid-in capital	$5,944,640	$1,455,083	$169,956,635
Accumulated net investment income (loss)	(45,604)	(5,489)	357,223
Accumulated net realized gain (loss) on investments	425,772	(18,631)	(40,628,045)
Net unrealized appreciation (depreciation) on investments	751,182	(114,056)	65,960,731

NET ASSETS	$7,075,990	$1,316,907	$195,646,544

The FBR Funds

Statements of Assets and Liabilities (continued)

April 30, 2004

(unaudited)

	FBR Fund for Government Investors	FBR Maryland Tax-Free Portfolio	FBR Virginia Tax-Free Portfolio
ASSETS
Securities at Amortized Cost	$321,861,954	$38,240,120	$28,105,489

Securities at Value (Note 2)	$321,861,954	$40,058,788	$29,614,928
Cash	—	332,899	58,814
Receivable for Capital Shares Sold	—	1,000	—
Interest Receivable	221,532	544,846	448,298

Total Assets	322,083,486	40,937,533	30,122,040

LIABILITIES
Demand Loan Payable to Bank (Note 2)	2,801,628	—	—
Investment Advisory Fee Payable (Note 3)	112,714	12,704	9,367
Administration Fee Payable (Note 3)	98,635	10,163	7,493
Distribution Fees Payable (Note 3)	—	8,469	6,244
Distributions Payable	2,946	10,814	7,277
Payable for Capital Shares Redeemed	—	7,984	47,983
Accrued Expenses	—	460	547

Total Liabilities	3,015,923	50,594	78,911

NET ASSETS	$319,067,563	$40,886,939	$30,043,129

Shares Outstanding	319,091,230	3,695,531	2,634,866

Net Asset Value Per Share	$1.00	$11.06	$11.40

Net Assets Consist of:
Paid-in capital	$319,091,230	$38,989,968	$28,293,687
Accumulated net realized gain (loss) on investments	(23,667)	78,303	240,003
Net unrealized appreciation on investments	—	1,818,668	1,509,439

NET ASSETS	$319,067,563	$40,886,939	$30,043,129

The FBR Funds

Statements of Operations

For the Six Months Ended April 30, 2004

(unaudited)

	FBR Large Cap Financial Fund	FBR Small Cap Financial Fund	FBR Small Cap Fund	FBR Large Cap Technology Fund	FBR Small Cap Technology Fund(A)
Investment Income
Dividends	$411,573	$5,844,416	$822,997	$22,964	$216
Interest	6,623	459,618	593,636	2,838	527

Total Investment Income	418,196	6,304,034	1,416,633	25,802	743

Expenses
Advisory fees (Note 3)	176,683	2,848,785	1,761,960	32,956	2,876
Administration and accounting fees (Note 3)	131,770	1,057,107	685,203	62,243	3,196
Distribution fees (Note 3)	49,079	791,328	489,433	9,155	799
Other Fees	11,272	270,409	200,134	6,783	759

Total expenses before waivers and related reimbursements	368,804	4,967,629	3,136,730	111,137	7,630
Less waivers and related reimbursements	—	—	—	(39,731)	(1,398)

Total expenses after waivers and related reimbursements	368,804	4,967,629	3,136,730	71,406	6,232

Net Investment Income (Loss)	49,392	1,336,405	(1,720,097)	(45,604)	(5,489)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions	1,411,405	22,623,471	13,510,020	596,749	(18,631)
Change in Net Unrealized Appreciation/Depreciation of Investments	(1,668,481)	(10,682,732)	19,066,491	(488,227)	(114,056)

Net Gain (Loss) on Investments	(257,076)	11,940,739	32,576,511	108,522	(132,687)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(207,684)	$13,277,144	$30,856,414	$62,918	$(138,176)

(A)	Represents the period from commencement of operations (January 20, 2004) through April 30, 2004.

The FBR Funds

Statements of Operations (continued)

	FBR American Gas Index Fund
	For the Six Months Ended April 30, 2004	For the Period April 1, 2003 through October 31, 2003(A)	For the Year Ended March 31, 2003
	(unaudited)
Investment Income
Dividends	$3,757,515	$3,889,485	$7,313,842
Interest	18,214	21,491	135,886

Total Investment Income	3,775,729	3,910,976	7,449,728

Expenses
Advisory fees (Note 3)	411,062	402,810	673,345
Administration and accounting fees (Note 3)	385,369	377,629	604,724
Administrative fee (Note 3)	102,764	100,708	168,336

Total expenses before waivers and related reimbursements	899,195	881,147	1,446,405
Less waivers and related reimbursements	(26,013)	(24,943)	(15,548)

Total expenses after waivers and related reimbursements	873,182	856,204	1,430,857

Net Investment Income	2,902,547	3,054,772	6,018,871

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions	976,221	(1,274,988)	(28,778,357)
Change in Net Unrealized Appreciation/Depreciation of Investments	8,065,782	30,464,368	(45,770,288)

Net Gain (Loss) on Investments	9,042,003	29,189,380	(74,548,645)

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,944,550	$32,244,152	$(68,529,774)

(A)	Prior to April 1, 2003, the Fund’s fiscal year end was March 31.

The FBR Funds

Statements of Operations (continued)

	FBR Fund for Government Investors		FBR Maryland Tax-Free Portfolio		FBR Virginia Tax-Free Portfolio
	For the Period Ended April 30, 2004(A) (unaudited)	For the Year Ended December 31, 2003	For the Period Ended April 30, 2004(A) (unaudited)	For the Year Ended December 31, 2003	For the Period Ended April 30, 2004(A) (unaudited)	For the Year Ended December 31, 2003
Interest Income (Note 2)	$1,249,677	$5,156,097	$688,267	$2,135,310	$482,122	$1,570,901

Expenses
Advisory fees (Note 3)	576,278	2,188,148	70,271	267,140	51,944	207,853
Administrative and Accounting Fees (Note3)	403,393	1,414,773	42,155	128,227	31,147	99,770
Distribution fees	—	—	17,552	—	12,946	—
Other fees	—	1,483	528	—	688	2

Total expenses before waivers and related reimbursements	979,671	3,604,404	130,506	395,367	96,725	307,625
Less waivers and related reimbursements	(115,304)	(320,353)	—	—	—	—

Total expenses after waivers and related reimbursements	864,367	3,284,051	130,506	395,367	96,725	307,625

Net Investment Income	385,310	1,872,046	557,761	1,739,943	385,397	1,263,276

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investment Transactions	187	(23,854)	78,367	97,685	148,151	208,621
Change in Net Unrealized Appreciation/ Depreciation on Investments	—	—	(870,638)	(120,945)	(816,475)	51,540

Net Gain (Loss) on Investments	187	(23,854)	(792,271)	(23,260)	(668,324)	260,161

Net Increase (Decrease) in Net Assets Resulting from Operations	$385,497	$1,848,192	$(234,510)	$1,716,683	$(282,927)	$1,523,437

(A)	Effective February 27, 2004 the Fund changed its fiscal year end to October 31.

The FBR Funds

Statements of Changes in Net Assets

	FBR Large Cap Financial Fund		FBR Small Cap Financial Fund		FBR Small Cap Fund
	For the Six Months Ended April 30, 2004 (unaudited)	For the Year Ended October 31, 2003	For the Six Months Ended April 30, 2004 (unaudited)	For the Year Ended October 31, 2003	For the Six Months Ended April 30, 2004 (unaudited)	For the Year Ended October 31, 2003
From Investment Activities
Net Investment Income	$49,392	$146,579	$1,336,405	$968,242	$(1,720,097)	$(1,221,676)
Net Realized Gain on Investment Transactions	1,411,405	141,774	22,623,471	11,495,191	13,510,020	1,910,560
Change in Net Unrealized Appreciation/Depreciation of Investments	(1,668,481)	6,889,586	(10,682,732)	112,784,921	19,066,491	64,409,243

Net Increase (Decrease) in Net Assets Resulting from Operations	(207,684)	7,177,939	13,277,144	125,248,354	30,856,414	65,098,127

Distributions to Shareholders
From Net Investment Income	(110,335)	(127,702)	(1,312,042)	(1,897,619)	—	—
From Net Realized Gain on Investments	(131,440)	—	(11,594,272)	(8,819,518)	(298,169)	—

Total Distributions to Shareholders	(241,775)	(127,702)	(12,906,314)	(10,717,137)	(298,169)	—

From Share Transactions
Net Proceeds from Sales of Shares	7,998,626	9,950,115	296,302,203	406,131,694	211,232,583	388,948,626
Reinvestment of Distributions	236,420	125,022	11,693,265	9,121,965	279,051	—
Cost of Shares Redeemed(A)	(4,900,901)	(8,207,184)	(259,125,295)	(335,739,214)	(103,290,567)	(139,025,733)

Net Increase in Net Assets Resulting from Share Transactions	3,334,145	1,867,953	48,870,173	79,514,445	108,221,067	249,922,893

Total Increase in Net Assets	2,884,686	8,918,190	49,241,003	194,045,662	138,779,312	315,021,020
Net Assets – Beginning of Period	35,458,938	26,540,748	513,808,136	319,762,474	343,823,737	28,802,717

Net Assets – End of Period	$38,343,624	$35,458,938	$563,049,139	$513,808,136	$482,603,049	$343,823,737

Undistributed Net Investment Income (Loss)	$41,625	$102,208	$229,795	$205,432	$(1,720,097)	—
Shares Issued and Redeemed:
Sold	337,453	516,380	8,642,893	15,088,764	6,257,164	14,469,517
Issued in Reinvestment of Distributions	10,359	7,132	353,376	374,780	8,789	—
Redeemed	(212,265)	(439,215)	(7,656,368)	(12,801,915)	(3,149,367)	(4,941,558)

Net Increase in Shares	135,547	84,297	1,339,901	2,661,629	3,116,586	9,527,959

(A)	The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the period ended April 30, 2004, these fees were $15,081, $429,444 and $88,610 for FBR Large Cap Financial Fund, FBR Small Cap Financial Fund, and FBR Small Cap Fund, respectively. For the year ended October 31,2003, these fees were $2,588, $238,324 and $342,614 for FBR Large Cap Financial Fund, FBR Small Cap Financial Fund, and FBR Small Cap Fund, respectively.

The FBR Funds

Statements of Changes in Net Assets (continued)

	FBR Large Cap Technology Fund		FBR Small Cap Technology Fund
	For the Six Months Ended April 30, 2004 (unaudited)	For the Year Ended October 31, 2003	For the Period Ended April 30, 2004(A) (unaudited)
From Investment Activities
Net Investment Loss	$(45,604)	$(43,256)	$(5,489)
Net Realized Gain (Loss) on Investment Transactions	596,749	431,157	(18,631)
Change in Net Unrealized Appreciation/Depreciation of Investments	(488,227)	1,316,186	(114,056)

Net Increase (Decrease) in Net Assets Resulting from Operations	62,918	1,704,087	(138,176)

Distributions to Shareholders
From Net Realized Gain on Investments	(117,006)	—	—

From Share Transactions
Net Proceeds from Sales of Shares	3,323,128	7,156,107	1,678,728
Reinvestment of Distributions	113,560	—	—
Cost of Shares Redeemed(B)	(2,476,828)	(5,174,558)	(223,645)

Net Increase in Net Assets Resulting from Share Transactions	959,860	1,981,549	1,455,083

Total Increase in Net Assets	905,772	3,685,636	1,316,907
Net Assets – Beginning of Period	6,170,218	2,484,582	—

Net Assets – End of Period	$7,075,990	$6,170,218	$1,316,907

Undistributed Net Investment Loss	$(45,604)	—	$(5,489)
Shares Issued and Redeemed:
Sold	286,275	786,953	170,241
Issued in Reinvestment of Distributions	10,495	—	—
Redeemed	(215,383)	(572,924)	(23,712)

Net Increase in Shares	81,387	214,029	146,529

(A)	From Commencement of Operations January 20, 2004.

(B)	The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the period ended April 30, 2004 these fees were $12,919 and $1,947 for FBR Large Cap Technology Fund and FBR Small Cap Technology Fund, respectively. For the year ended October 31, 2003, these fees were $759 for FBR Large Cap Technology Fund.

The FBR Funds

Statement of Changes in Net Assets (continued)

	FBR American Gas Index Fund
	For the Six Months Ended April 30, 2004 (unaudited)	For the Period April 1, 2003 through October 31, 2003(A)	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002
From Investment Activities
Net Investment Income	$2,902,547	$3,054,772	$6,018,871	$6,896,126
Net Realized Gain (Loss) on Investment Transactions	976,221	(1,274,988)	(28,778,357)	(9,941,904)
Change in Net Unrealized Appreciation/ Depreciation of Investments	8,065,782	30,464,368	(45,770,288)	(15,050,467)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,944,550	32,244,152	(68,529,774)	(18,096,245)

Distributions to Shareholders
From Net Investment Income	(2,907,474)	(2,692,622)	(6,020,369)	(6,895,460)
From Net Realized Gain on Investment	—	—	—	(26,620,557)

Total Distributions to Shareholders	(2,907,474)	(2,692,622)	(6,020,369)	(33,516,017)

From Share Transactions
Net Proceeds from Sales of Shares	33,172,610	29,622,724	45,806,311	88,412,715
Reinvestment of Distributions	2,715,262	2,514,162	5,638,918	31,143,022
Cost of Shares Redeemed(B)	(34,096,222)	(22,533,323)	(55,913,698)	(112,766,515)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	1,791,650	9,603,563	(4,468,469)	6,789,222

Total Increase (Decrease) in Net Assets	10,828,726	39,155,093	(79,018,612)	(44,823,040)
Net Assets – Beginning of Period	184,817,818	145,662,725	224,681,337	269,504,377

Net Assets – End of Period	$195,646,544	$184,817,818	$145,662,725	$224,681,337

Undistributed Net Investment Income	$357,223	$362,150	—	$1,459
Shares Issued and Redeemed:
Sold	2,535,164	2,445,907	3,763,123	5,125,506
Issued in Reinvestment of Distributions	202,670	204,644	500,639	2,126,310
Redeemed	(2,595,203)	(1,876,276)	(4,731,266)	(6,665,891)

Net Increase (Decrease) in Shares	142,631	774,275	(467,504)	585,925

(A)	Prior to April 1, 2003, the Fund’s fiscal year end was March31.

(B)	The cost of shares redeemed is net of the 1% redemption fee on fund shares which have been held 90 days or less. For the period ended April 30, 2004 these fees were $17,459. For the period ended October 31,2003, these fees were $9,854. For the years ended March 31, 2003 and 2002, there were no redemption fees collected.

The FBR Funds

Statement of Changes in Net Assets (continued)

	FBR Fund for Government Investors
	For the Four Months Ended April 30, 2004(A) (unaudited)	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
From Investment Activities
Net Investment Income	$385,310	$1,872,046	$4,786,339
Net Realized Gain on Investment Transactions	187	(23,854)	—

Net Increase in Net Assets Resulting from Operations	385,497	1,848,192	4,786,339

Distributions to Shareholders
From Net Investment Income	(385,310)	(1,872,046)	(4,786,339)

From Share Transactions (at constant net asset value of $1)
Net Proceeds from Sales of Shares	$493,577,226	$2,493,526,280	$2,381,256,464
Reinvestment of Distributions	378,414	1,834,981	4,702,074
Cost of Shares Redeemed	(516,301,028)	(2,608,171,991)	(2,416,393,077)

Net Increase (Decrease) in Net Assets Resulting from Share Transaction	(22,345,388)	(112,810,730)	(30,434,539)

Total Decrease in Net Assets	(22,345,201)	(112,834,584)	(30,434,539)

Net Assets - Beginning of Period	341,412,764	454,247,348	484,681,887

Net Assets - End of Period	$319,067,563	$341,412,764	$454,247,348

Shares Issued and Redeemed
Sold	493,577,226	2,493,526,280	454,247,348
Issued in Reinvestment of Distributions	378,414	1,834,981	—
Redeemed	(516,301,028)	(2,608,171,991)	—

Net Increase (Decrease) in Shares	(22,345,388)	(112,810,730)	454,247,348

(A)	Effective February 27,2004 the Fund changed its fiscal year end to October 31.

The FBR Funds

Statements of Changes in Net Assets (continued)

	FBR Maryland Tax-Free Portfolio			FBR Virginia Tax-Free Portfolio
	For the Four Months Ended April 30, 2004(A) (unaudited)	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Four Months Ended April 30, 2004(A) (unaudited)	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002
From Investment Activities
Net Investment Income	$557,761	$1,739,943	$1,758,533	$385,397	$1,263,276	$1,270,546
Net Realized Gain on Investment Transactions	78,367	97,685	63,027	148,151	208,621	61,994
Change in Net Unrealized Appreciation/ Depreciation on Investments	(870,638)	(120,945)	1,328,574	(816,475)	51,540	1,385,499

Net Increase (Decrease) in Net Assets Resulting from Operations	(234,510)	1,716,683	3,150,134	(282,927)	1,523,437	2,718,039

Distributions to Shareholders
From Net Investment Income (Note 1)	(557,761)	(1,739,943)	(1,758,533)	(385,397)	(1,263,276)	(1,270,546)
From Net Realized Gain	—	(88,273)	(20,055)	—	(31,055)	—

Total Distributions to Shareholders	(557,761)	(1,828,216)	(1,778,588)	(385,397)	(1,294,331)	(1,270,546)

From Share Transactions
Net Proceeds from Sales of Shares	749,638	2,992,726	7,124,546	762,373	6,997,552	4,035,219
Reinvestment of Distributions	485,034	1,559,157	1,488,843	335,711	1,115,116	1,068,593
Cost of Shares Redeemed(B)	(2,289,298)	(4,020,787)	(7,627,875)	(1,949,192)	(9,152,648)	(4,406,998)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(1,054,626)	531,096	985,514	(851,108)	(1,039,980)	696,814

Total Increase (Decrease) in Net Assets	(1,846,897)	419,563	2,357,060	(1,519,432)	(810,874)	2,144,307
Net Assets - Beginning of Period	42,733,836	42,314,273	39,957,213	31,562,561	32,373,435	30,229,128

Net Assets-End of Period	$40,886,939	$42,733,836	$42,314,273	$30,043,129	$31,562,561	$32,373,435

Shares Issued and Redeemed:
Sold	66,345	263,700	638,673	65,343	603,206	354,693
Issued in Reinvestment of Distributions	43,104	137,979	133,367	28,877	95,866	93,949
Redeemed	(202,072)	(356,334)	(684,861)	(166,632)	(786,058)	(389,468)

Net Increase (Decrease) in Shares	(92,623)	45,345	87,179	(72,412)	(86,986)	59,174

(A)	Effective February 27,2004 the Fund changed its fiscal year end to October 31.

(B)	The cost of shares redeemed is net of the 1 % redemption fee on fund shares which have been held 90 days or less. For the period ended April 30, 2004, these fees were $10 for the FBR Maryland Tax-Free Portfolio. For the years ended December 31, 2003 and 2002, there were no fees collected.

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	FBR Large Cap Financial Fund
	For the Six Months Ended April 30,2004 (unaudited)		For the Years Ended October 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$22.43		$17.73	$18.18	$17.34	$16.59	$16.94

Income from Investment Operations
Net Investment Income*[1]	0.04		0.10	0.07	0.06	0.18	0.09
Net Realized and Unrealized Gain on Investments*[2]	0.03		4.69	0.70	0.94	0.78	0.97

Total from Investment Operations	0.07		4.79	0.77	1.00	0.96	1.06

Distributions to Shareholders:
From Net Investment Income	(0.09)		(0.09)	(0.08)	(0.16)	(0.8)	(0.12)
From Net Realized Gain	(0.08)		—	(1.15)	0.00	(0.13)	(1.29)

Total Distributions	(0.17)		(0.09)	(1.23)	(0.16)	(0.21)	(1.41)

Paid-in Capital from Redemption Fees	0.01		0.00 **	0.01	—	—	—

Net Increase (Decrease) in Net Asset Value	(0.09)		4.70	(0.45)	0.84	0.75	(0.35)

Net Asset Value - End of Period	$22.34		$22.43	$17.73	$18.18	$17.34	$16.59

Total Investment Return[3]	0.25	%(A)	27.13%	4.11%	5.72%	6.21%	6.21%
Ratios to Average Net Assets:
Expenses After Waivers[1]	1.87	%(B)	1.92%	1.95%	1.89%	1.92%	1.88%
Expenses Before Waivers	1.87	%(B)	1.98%	2.03%	1.90%	2.19%	2.22%
Net Investment Income After Waivers[1]	0.25	%(B)	0.53%	0.36%	0.32%	1.15%	0.43%
Net Investment Income Before Waivers	0.25	%(B)	0.47%	0.44%	0.33%	1.42%	0.77%
Supplementary Data:
Portfolio Turnover Rate	23	%(A)	67%	97%	126%	111%	70%
Net Assets at End of Period (in thousands)	$38,344		$35,459	$26,541	$25,577	$25,593	$30,681
Number of Shares Outstanding at End of Period (in thousands)	1,717		1,581	1,497	1,407	1,476	1,850

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

**	Less than 0.01.

[1]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a voluntary expense limitation of 1.95%.

[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized

(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Financial Fund
	For the Six Months Ended April 30, 2004 (unaudited)		For the Years Ended October 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$32.56		$24.38	$20.53	$16.03	$14.26	$15.62

Income from Investment Operations:
Net Investment Income*[1]	0.07		0.05	0.15	0.42	0.08	0.02
Net Realized and Unrealized Gain on Investments*[2]	0.95		8.88	4.35	4.18	1.71	0.62

Total from Investment Operations	1.02		8.93	4.50	4.60	1.79	0.64

Distributions to Shareholders:
From Net Investment Income	(0.07)		(0.13)	(0.47)	(0.10)	(0.02)	(0.07)
From Net Realized Gain	(0.65)		(0.64)	(0.34)	—	—	(1.93)

Total Distributions	(0.72)		(0.77)	(0.81)	(0.10)	(0.02)	(2.00)

Paid-in Capital from Redemption Fees	0.03		0.02	0.16	—	—	—

Net Increase (Decrease) in Net Asset Value	0.33		8.18	3.85	4.50	1.77	(1.36)

Net Asset Value – End of Period	$32.89		$32.56	$24.38	$20.53	$16.03	$14.26

Total Investment Return[3]	3.24	%(A)	37.80%	23.37%	28.85%	12.56%	4.19%
Ratios to Average Net Assets:
Expenses After Waivers[1]	1.57	%(B)	1.57%	1.56%	1.53%	1.90%	1.89%
Expenses Before Waivers	1.57	%(B)	1.57%	1.56%	1.53%	2.13%	2.18%
Net Investment Income After Waivers[1]	0.42	%(B)	0.26%	0.54%	1.63%	0.84%	0.12%
Net Investment Income Before Waivers	0.42	%(B)	0.26%	0.54%	1.63%	1.07%	0.41%
Supplementary Data:
Portfolio Turnover Rate	11	%(A)	16%	44%	68%	82%	25%
Net Assets at End of Period (in thousands)	$563,049		$513,808	$319,762	$125,372	$47,313	$32,641
Number of Shares Outstanding at End of Period (in thousands)	17,119		15,779	13,118	6,107	2,951	2,290

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[1]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a voluntary expense limitation of 1.95%.

[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized

(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Fund
	For the Six Months Ended April 30, 2004 (unaudited)		For the Years Ended October 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$31.57		$21.15	$19.97	$19.46	$16.55	$14.67

Income (Loss) from Investment Operations:
Net Investment Loss*[1]	(0.12)		(0.11)	(0.25)	(0.18)	(0.39)	(0.27)
Net Realized and Unrealized Gain on Investments*[2]	3.03		10.50	1.50	1.34	3.30	2.58

Total from Investment Operations	2.91		10.39	1.25	1.16	2.91	2.31

Distributions to Shareholders:
From Net Investment Income	—		—	—	—	—	0.00
From Net Realized Gain	(0.03)		—	(0.17)	(0.65)	—	(0.43)

Total Distributions	(0.03)		—	(0.17)	(0.65)	—	(0.43)

Paid-in Capital from Redemption Fees	0.01		0.03	0.10	—	—	—

Net Increase in Net Asset Value	2.89		10.42	1.18	0.51	2.91	1.88

Net Asset Value – End of Period	$34.46		$31.57	$21.15	$19.97	$19.46	$16.55

Total Investment Return[3]	9.25	%(A)	49.27%	6.76%	6.87%	17.58%	16.24%
Ratios to Average Net Assets:
Expenses After Waivers[1]	1.60	%(B)	1.60%	1.94%	1.95%	1.95%	1.92%
Expenses Before Waivers	1.60	%(B)	1.60%	2.07%	2.37%	2.96%	2.46%
Net Investment Loss After Waivers[1]	(0.88	)%(B)	(0.75)%	(1.39)%	(1.34)%	(1.71)%	(1.46)%
Net Investment Loss Before Waivers	(0.88	)%(B)	(0.75)%	(1.52)%	(1.76)%	(2.72)%	(2.00)%
Supplementary Data:
Portfolio Turnover Rate	14	%(A)	16%	13%	26%	3%	24%
Net Assets at End of Period (in thousands)	$482,603		$343,824	$28,803	$16,571	$10,279	$13,823
Number of Shares Outstanding at End of Period (in thousands)	14,007		10,890	1,362	830	528	835

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[1]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a voluntary expense limitation of 1.95%.

[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized

(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Large Cap Technology Fund
	For the Six Months Ended April 30, 2004 (unaudited)		For the Year Ended October 31, 2003	For the Period Ended October 31, 2002**
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$11.03		$7.19	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss *[1]	(0.07)		(0.08)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments*[2]	0.26		3.92	(2.76)

Total from Investment Operations	0.19		3.84	(2.81)

Distributions to Shareholders:
From Net Investment Income	—		—	—
From Net Realized Gain	(0.20)		—	—

Total Distributions	0.20)		—	—

Paid-in Capital from Redemption Fees	0.02		0.00 ***	0.00 ***

Net Increase (Decrease) in Net Asset Value	0.01		3.84	(2.81)

Net Asset Value – End of Period	$11.04		$11.03	$7.19

Total Investment Return[3]	1.91	% (A)	53.41%	(28.10)%
Ratios to Average Net Assets:
Expenses After Waivers[1]	1.95	% (B)	1.94%	1.94%
Expenses Before Waivers	3.03	% (B)	4.61%	4.43%
Net Investment Loss After Waivers[1]	(1.24	)% (B)	(1.11)%	(1.37)%
Net Investment Loss Before Waivers	(2.32	)% (B)	(3.78)%	(3.86)%
Supplementary Data:
Portfolio Turnover Rate	38	% (A)	146%	165%
NetAssets at End of Period (in thousands)	$7,076		$6,170	$2,485
Number of Shares Outstanding at End of Period (in thousands)	641		560	346

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

**	From Commencement of Operations February 1, 2002.

***	Less than 0.01.

[1]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a voluntary expense limitation of 1.95%.

[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized

(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Small Cap Technology Fund
	For the Period Ended April 30, 2004** (unaudited)
Per Share Operating Performance:
Net Asset Value — Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*[1]	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments*[2]	(0.98)

Total from Investment Operations	(1.02)

Paid-in Capital from Redemption Fees	0.01

Net Increase (Decrease) in Net Asset Value	(1.01)

Net Asset Value – End of Period	$8.99

Total Investment Return[3]	(10.10	)% (A)

Ratios to Average Net Assets:
Expenses After Waivers[1]	1.92	% (B)
Expenses Before Waivers	2.35	% (B)
Net Investment Loss After Waivers[1]	(1.69	)% (B)
Net Investment Loss Before Waivers	(2.12	)% (B)
Supplementary Data:
Portfolio Turnover Rate	33	% (A)
Net Assets at End of Period (in thousands)	$1,317
Number of Shares Outstanding at End of Period (in thousands)	147

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

**	From Commencement of Operations January 20, 2004.

[1]	Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a voluntary expense limitation of 1.95%.

[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized

(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR American Gas Index Fund
	For the Six Months Ended April 30, 2004 (unaudited)		For the Period April 1, 2003 through October 31 2003**		For the Years Ended March 31,
					2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value — Beginning of Period	$12.51		$10.41		$15.53	$19.42	$16.93	$16.28	$18.59

Income (Loss) from Investment Operations:
Net Investment Income*[1]	0.18		0.20		0.43	0.49	0.52	0.52	0.51
Net Realized and Unrealized Gain (Loss) on Investments*[2]	0.61		2.08		(5.12)	(1.86)	5.00	2.07	(1.63)

Total from Investment Operations	0.79		2.28		(4.69)	(1.37)	5.52	2.59	(1.12)

Distributions to Shareholders:
From Net Investment Income	(0.18)		(0.18)		(0.43)	(0.49)	(0.52)	(0.52)	(0.51)
From Net Realized Gain	—		—		—	(2.03)	(2.51)	(1.42)	(0.68)

Total Distributions	(0.18)		(0.18)		(0.43)	(2.52)	(3.03)	(1.94)	(1.19)

Paid-in Capital from Redemption Fees	0.00	***	0.00	***	—	—	—	—	—

Net Increase (Decrease) in Net Asset Value	0.61		2.10		(5.12)	(3.89)	2.49	0.65	(2.31)

Net Asset Value-End of Period	$13.12		$12.51		$10.41	$15.53	$19.42	$16.93	$16.28

Total Investment Return[3]	6.30	%(A)	21.98	%(A)	(30.40%)	(5.90%)	32.88%	17.18%	(6.35%)

Ratios to Average Net Assets:
Expenses After Waivers[1]	0.85	%(B)	0.85	%(B)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses Before Waivers	0.87	%(B)	0.87	%(B)	0.86%	0.85%	0.85%	0.85%	0.85%
Net Investment Income After Waivers[1]	2.82	%(B)	3.02	%(B)	3.58%	2.88%	2.77%	2.95%	2.84%
Net Investment Income Before Waivers	2.80	%(B)	3.00	%(B)	3.59%	2.88%	2.77%	2.95%	2.84%
Supplementary Data:
Portfolio Turnover Rate	13	%(B)	5	%(A)	39%	29%	38%	16%	10%
Net Assets at End of Period (in thousands)	$195,647		$184,818		$145,663	$224,681	$269,504	$194,493	$200,317
Number of Shares Outstanding at End of Period (in thousands)	14,913		14,770		13,996	11,4	13,878	11,488	12,306

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

**	Prior to April 1,2003, the Fund’s fiscal year end was March 31.

***	Less than 0.01.

[1]	Reflects fees waived and reimbursed by Money Management Advisers, Inc. pursuant to a voluntary expense limitation of 0.85%.

[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized

(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Fund for Government Investors
	For the Period Ended April 30, 2004** (unaudited)		For the Years Ended December 31,
			2000		2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income*[1]	0.00	***	0.00	***	0.01	0.03	0.05	0.04
Net Realized Gain on Investments*[2]	—		0.00	***	—	—	—	—

Total From Investment Operations	0.00		0.00	***	0.01	0.03	0.05	0.04

Distributions to Shareholders:
From Net Investment Income	0.00	***	(0.00	)***	(0.01)	(0.03)	(0.05)	(0.04)

Net Asset Value – End of Period	1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Investment Return[3]	0.11	% (A)	0.42%		1.03%	3.25%	5.27%	3.97%

Ratios to Average Net Assets:
Expenses After Waivers[1]	0.75	% (B)	0.75%		0.75%	0.75%	0.75%	0.74%
Expenses Before Waivers	0.85	% (B)	0.82%		0.75%	0.75%	0.75%	0.74%
Net Investment Income After Waivers[1]	0.33	% (B)	0.43%		1.03%	3.25%	5.17%	3.90%
Net Investment Income Before Waivers	0.23	% (B)	0.36%		1.03%	3.25%	5.17%	3.90%
Supplementary Data:
Net Assets at End of Period (in thousands).	$319,068		$341,413		$454,247	$484,682	$555,711	$492,627
Number of Shares Outstanding at End Period (in thousands)	319,091		341,437		454,247	484,682	555,711	492,627

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

**	Effective March 1, 2004, the Fund’s fiscal year changed to October 31.

***	Amount rounds to less than $0.01.

[1]	Reflects fees waived by Money Management Advisers, Inc. pursuant to a voluntary expense limitation of 0.75%.

[2]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized

(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Maryland Tax-Free Portfolio
	For the Period Ended April 30, 2004** (unaudited)		For the Years Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value - Beginning of Period	$11.28		$11.31	$10.93	$10.93	$10.55	$11.23

Income from Investment Operations:
Net Investment Income*	0.15		0.46	0.47	0.49	0.51	0.50
From Realized and Unrealized Gain (Loss) on Investments*[1]	(0.22)		(0.01)	0.39	0.00 ***	0.38	(0.68)

Total from Investment Operations	(0.07)		0.45	0.86	0.49	0.89	(0.18)

Distributions to Shareholders:
From Net Investment Income	(0.15)		(0.46)	(0.47)	(0.49)	(0.51)	(0.50)
From Net Realized Gain	—		(0.02)	(0.01)	—	—	—

Total Distributions to Shareholders	(0.15)		(0.48)	(0.48)	(0.49)	(0.51)	(0.50)

Net Increase (Decrease) in Net Asset Value	(0.22)		(0.03)	0.38	—	0.38	(0.68)

Net Asset Value - End of Period	$11.06		$11.28	$11.31	$10.93	$10.93	$10.55

Total Investment Return[2]	(0.64	)%(A)	4.11%	8.01%	4.50%	8.64%	(1.63)%

Ratios to Average Net Assets:
Expenses	0.93	%(B)	0.93%	0.92%	0.93%	0.93%	0.93%
Net Investment Income	3.96	%(B)	4.07%	4.25%	4.43%	4.76%	4.59%
Supplementary Data:
Portfolio Turnover Rate	5	%(A)	11%	17%	17%	7%	12%
Net Assets at End of Period (in thousands)	$40,887		$42,734	$42,314	$39,957	$39,500	$42,132
Number of Shares Outstanding at End of Period (in thousands)	3,696		3,788	3,743	3,656	3,613	3,993

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

**	Effective March 1, 2004, the Fund’s fiscal year changed to October 31.

***	Amount rounds to less than $0.01.

[1]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized

(B)	Annualized

The FBR Funds

Financial Highlights (continued)

	FBR Virginia Tax-Free Portfolio
	For the Period Ended April 30, 2004** (unaudited)		For the Years Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value – Beginning of Period	$11.66		$11.59	$11.05	$11.13	$10.49	$11.42

Income from Investment Operations:
Net Investment Income*	0.14		0.44	0.46	0.49	0.50	0.50
From Realized and Unrealized Gain (Loss) on Investments*[1]	(0.26)		0.08	0.54	(0.08)	0.64	(0.91)

Total from Investment Operations	(0.12)		0.52	1.00	0.41	1.14	(0.41)

Distributions to Shareholders:
From Net Investment Income	(0.14)		(0.44)	(0.46)	(0.49)	(0.50)	(0.50)
From Net Realized Gain	—		(0.01)	—	—	—	(0.02)

Total Distributions to Shareholders	(0.14)		(0.45)	(0.46)	(0.49)	(0.50)	(0.52)

Net Increase (Decrease) in Net Asset Value	(0.26)		0.07	0.54	(0.08)	0.64	(0.93)

Net Asset Value – End of Period	$11.40		$11.66	$11.59	$11.05	$11.13	$10.49

Total Investment Return[2]	(1.01	)%(A)	4.61%	9.25%	3.67%	11.15%	(3.75)%

Ratios to Average Net Assets:
Expenses	0.93	%(B)	0.93%	0.92%	0.92%	0.92%	0.93%
Net Investment Income	3.70	%(B)	3.80%	4.09%	4.35%	4.67%	4.51%
Supplementary Data:
Portfolio Turnover Rate	7	%(A)	24%	19%	22%	8%	26%
Net Assets at End of Period (in thousands)	$30,043		$31,563	$32,373	$30,229	$28,898	$28,926
Number of Shares Outstanding at End of Period (in thousands)	2,635		2,707	2,794	2,735	2,597	2,757

*	Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

**	Effective March 1, 2004, the Fund’s fiscal year changed to October 31.

[1]	The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized

(B)	Annualized

The accompanying notes are an integral part of the financial statements.

The FBR Funds

Notes to Financial Statements (unaudited)

1. Organization

The FBR Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. The Trust was organized as a business trust under the laws of the State of Delaware on September 29,2003. The Trust currently consists of nine series which represent interests in one of the following investment portfolios: FBR Large Cap Financial Fund (“Large Cap Financial Fund”), formerly FBR Financial Services Fund, FBR Small Cap Financial Fund (“Small Cap Financial Fund”), FBR Small Cap Fund (“Small Cap Fund”), formerly FBR Small Cap Value Fund, FBR Large Cap Technology Fund (“Large Cap Technology Fund”), formerly FBR Technology Fund, FBR Small Cap Technology Fund (“Small Cap Technology Fund”), FBR American Gas Index Fund (“American Gas Index Fund”), FBR Fund for Government Investors (“Money Market Fund”), FBR Maryland Tax-Free Portfolio (“Maryland Tax-Free Portfolio”) and FBR Virginia Tax-Free Portfolio (“Virginia Tax-Free Portfolio”), (each a “Fund” and collectively, the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value which may be issued in more than one class or series. Each Fund offers one class of shares, which are offered as no-load shares.

On February 27, 2004, the Large Cap Financial Fund, Small Cap Financial Fund, Small Cap Fund, Large Cap Technology Fund, American Gas Index Fund, Money Market Fund, Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio were reorganized as separate series of the Trust. See Note 8 for results of shareholder vote. Prior to February 27, 2004, the Large Cap Financial Fund, Small Cap Financial Fund, Small Cap Fund and Large Cap Technology Fund were separate series of the FBR Family of Funds. The American Gas Index Fund and Money Market Fund were each in their own respective company and trust, respectively. The Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio were separate series of the Fund for Tax-Free Investors, Inc.

The Large Cap Financial Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of large capitalization companies principally engaged in the business of financial services. The investment objective of the Fund is capital appreciation.

The Small Cap Financial Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of small capitalization companies principally engaged in the business of financial services to consumers and industry. The investment objective of the Fund is capital appreciation.

The Small Cap Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of small-cap companies. The investment objective of the Fund is capital appreciation.

The Large Cap Technology Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of large-cap companies that are principally engaged in the research, design, development, manufacturing or distributing products and services in the technology industry. The investment objective of the Fund is long-term capital appreciation.

The FBR Funds

Notes to Financial Statements (continued)

The Small Cap Technology Fund, a non-diversified fund, intends to invest at least 80% of its total assets in securities of small-capitalization companies that are principally engaged in the research, design, development, manufacturing or distributing products and services in the technology industry. The investment objective of the Fund is long-term capital appreciation.

The American Gas Index Fund, a diversified fund, intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations. The investment objective of the Fund is income and capital appreciation.

The Money Market Fund, a diversified fund, intends to invest at least 95% of its total assets in fixed-rate and floating-rate short-term instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements secured by such instruments. The investment objective of the Fund is current income consistent with liquidity and preservation of capital.

The Maryland Tax-Free Portfolio, a non-diversified fund, intends to invest at least 80% of its assets in securities issued by the State of Maryland, its political subdivisions, agencies and instrumentalities exempt from federal and Maryland state income tax. The investment objective of the Fund is income exempt from federal and Maryland state and local income taxes, including the individual Alternative Minimum Tax (AMT).

The Virginia Tax-Free Portfolio, a non-diversified fund, intends to invest at least 80% of its assets in securities issued by the Commonwealth of Virginia, its political subdivisions, agencies and instrumentalities exempt from federal and Virginia state income tax. The investment objective of the Fund is income exempt from federal and Virginia state and local income taxes, including the individual AMT.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. The securities of the Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio are valued on the basis of the mid-point of quoted bid and ask prices when market quotations are available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Board of Trustees (the “Board”). Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value in good faith by, or at the direction of, the Board. The Board will review the method of valuations on a current basis.

The FBR Funds

Notes to Financial Statements (continued)

Share Valuation — The NAV of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s net asset value per share. The Funds, except for the Money Market Fund, charge a 1% redemption fee on shares redeemed within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Distributions to Shareholders — Each Fund, except the American Gas Index Fund, Money Market Fund, Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio, declares and pays any dividends from its net investment income, if any, annually. The American Gas Index Fund declares and pays any such dividend quarterly. The Money Market Fund, Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio each declare dividends each day the Funds are open for business and pay monthly. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Options — Each Fund, except American Gas Index Fund, the Money Market Fund, Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio, may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase

The FBR Funds

Notes to Financial Statements (continued)

transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund’s involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund’s activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. The Small Cap Fund engaged in the following options transactions during the period ended April 30, 2004:

	Call Options Purchased
	Contracts	Premium
Outstanding, at beginning of period	60	$25,780
Options purchases	—	—
Options expired	(60)	(25,780)

Outstanding, at end of period	—	—

Repurchase Agreements — The Large Cap Financial, Small Cap Financial, Small Cap, Large Cap Technology, Small Cap Technology and American Gas Index Funds (collectively the “Equity Funds”) have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust’s Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Securities Lending — With respect to the Equity Funds and the Money Market Fund, each may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan to brokers at April 30, 2004.

The FBR Funds

Notes to Financial Statements (continued)

Line of Credit — The Trust has a line of credit (“Credit Agreement”) with Custodial Trust Company (“CTC”) for temporary or emergency purposes. Under the Credit Agreement, CTC provides a line of credit in an amount up to the maximum amount permitted under the 1940 Act and each Fund’s prospectus. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at 100 basis points (100 basis points = 1%) over the Fed Funds Rate. At April 30, 2004, the Money Market Fund had $2,801,628 borrowings outstanding.

3. Transactions with Affiliates

Investment Adviser — FBR Fund Advisers, Inc. (the “Adviser”) serves as investment adviser to the Large Cap Financial Fund, Small Cap Financial Fund, Small Cap Fund, Large Cap Technology Fund, Small Cap Technology Fund and American Gas Index Fund. For its advisory services, the Adviser receives a monthly fee at an annual rate of 0.90% of the average daily net assets of the Large Cap Financial Fund, Small Cap Financial Fund, Small Cap Fund, Large Cap Technology Fund and Small Cap Technology Fund and at an annual rate of 0.40% of the average daily net assets of the American Gas Index Fund. The Adviser has contractually agreed to limit each Fund’s total operating expenses to 1.95% of each Fund’s average daily net assets, except the American Gas Index Fund. With respect to the American Gas Index Fund, the Adviser has contractually agreed to limit total operating expenses to 0.85% of average daily net assets. The Adviser has agreed to maintain these limitations with regard to each Fund through March 1, 2005.

The Adviser has retained Akre Capital Management, LLC (“ACM”) as investment sub-adviser to the Small Cap Fund. In this capacity, subject to the supervision of the Adviser and the Board, ACM directs the investments of the Small Cap Fund’s assets, continually conducts investment research and supervision for the Small Cap Fund, and is responsible for the purchase and sale of the Small Cap Fund’s investments. For these services, the Adviser (and not the Fund) pays ACM a fee out of the Adviser’s advisory fee.

Money Management Advisers, Inc. (“MMA”) serves as the investment adviser to the Money Market Fund, Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio. MMA is a wholly-owned subsidiary of FBR National Trust Company (“FBR National”), the Funds’ administrator, custodian, fund accounting and transfer agent. Under the terms of an agreement with MMA, the Funds pay a management fee at an annual rate based on each Fund’s net assets as follows:

Money Market Fund	0.50% of the first $500 million;
0.45% of the next $250 million;
0.40% of the next $250 million;
0.35% of the net assets over $1 billion.
Maryland Tax-Free Portfolio
Virginia Tax-Free Portfolio	0.375%

Effective April 1, 2003, MMA contractually agreed to waive advisory fees in the amount of 0.10% of the average daily net assets of the Money Market Fund.

The FBR Funds

Notes to Financial Statements (continued)

MMA has retained Asset Management, Inc. (“AMI”) as investment sub-adviser to the Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio. In this capacity, subject to the supervision of the Adviser and the Board, AMI directs the investments of the Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio’s assets, continually conducts investment research and supervision for the Funds, and is responsible for the purchase and sale of the Funds’ investments. For these services, MMA (and not the Fund) pays AMI a fee out of the MMA advisory fee.

Plan of Distribution — The Trust, on behalf of each Fund, except the American Gas Index Fund and Money Market Fund, has adopted an amended and restated Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund may pay FBR Investment Services, Inc. (the “Distributor”) a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred. The Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio adopted the Plan on March 1, 2004.

Administrator, Transfer Agent and Custodian — FBR National (the “Administrator”), provides administrative, transfer agency and custodial services to the Funds and pays the operating expenses (not including extraordinary legal fees, marketing costs, outside of routine shareholder communications and interest costs) of the Funds. For these services, the Administrator receives a fee at an annual rate based on each Fund’s average daily net assets as follows:

Large Cap Financial Fund Small Cap Financial Fund Small Cap Fund Large Cap Technology Fund Small Cap Technology Fund

Greater of 1% or $125,000 of the first $20 million; $200,000 plus 0.33 1/3% of assets greater than $20 million, but less than $50 million; $300,000 plus 0.10% of assets greater than

$50 million, but less than $100 million; 0.35% of assets greater than $100 million, but less than $500 million; $1,750,000 plus 0.275% of assets greater than $500 million

American Gas Index Fund	0.375%

Money Market Fund	$80,000 on assets less than $20 million; 0.40% of assets less than or equal to $100 million; 0.35% of assets greater than $100 million

Maryland Tax-Free Portfolio Virginia Tax-Free Portfolio	$60,000 on assets less than $20 million; 0.30% on assets greater than $20 million but less than $100 million; 0.25% on assets greater than $100 million

Brokerage Commissions — For the period ended April 30, 2004, the following brokerage commissions from portfolio transactions executed on behalf of the Funds were paid to FBR Group, an affiliate of the Adviser, Distributor and Administrator: $63,605 and $1,000 to the Small Cap Financial Fund and Large Cap Financial Fund, respectively.

The FBR Funds

Notes to Financial Statements (continued)

4. Investment Transactions

For the period ended April 30,2004, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund were as follows:

	Purchases	Sales
Large Cap Financial Fund	10,081,747	8,510,516
Small Cap Financial Fund	146,035,211	60,184,690
Small Cap Fund	136,576,788	40,263,632
Large Cap Technology Fund	4,104,282	2,547,537
Small Cap Technology Fund	1,760,865	336,894
American Gas Index Fund	27,773,150	25,952,260
Maryland Tax-Free Portfolio	1,936,557	3,007,354
Virginia Tax-Free Portfolio	2,137,543	3,407,100

5. Federal Income Taxes

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The FBR Funds

Notes to Financial Statements (continued)

The tax character of distributions paid for each Fund’s tax year was as follows:

	Ordinary Income		Long-Term Capital Gains
	Dollar Amount	Per share Amount	Dollar Amount	Per share Amount
Large Cap Financial Fund
For the Year Ended October 31, 2003	$127,702	$0.086100	$—	$—
For the Year Ended October 31, 2002	$112,902	$0.075668	$1,623,255	$1.153347
Small Cap Financial Fund
For the Year Ended October 31, 2003	$1,897,619	$0.130900	$8,819,518	$0.639300
For the Year Ended October 31, 2002	$2,945,364	$0.468784	$1,939,721	$0.342112
Small Cap Fund
For the Year Ended October 31, 2003	$—	$—	$—	$—
For the Year Ended October 31, 2002	$—	$—	$205,736	$0.169254
American Gas Index Fund
For the Period Ended October 31, 2003	$2,692,622	$0.183900	$—	$—
For the Year Ended March 31, 2003	$6,020,369	$0.425288	$—	$—
For the Year Ended March 31, 2002	$7,220,196	$0.511895	$26,295,821	$2.0058738
Fund for Government Investors
For the Year Ended December 31, 2003	$1,872,046	$0.0042	$—	$—
For the Year Ended December 31, 2002	$4,786,339	$0.0103	$—	$—
Maryland Tax-Free Portfolio
For the Year Ended December 31, 2003	$1,739,943	$0.4615	$88,273	$0.0234
For the Year Ended December 31, 2002	$1,758,533	$0.4746	$20,055	$0.0054
Virginia Tax-Free Portfolio
For the Year Ended December 31, 2003	$1,263,276	$0.4416	$31,055	$0.0114
For the Year Ended December 31, 2002	$1,270,546	$0.4646	$—	$—

The Large Cap Technology Fund has not had distributions since its inception date of February 1, 2002.

The following information is computed on a tax basis for each item:

	As of October 31, 2003
	Large Cap Financial Fund	Small Cap Financial Fund	Small Cap Fund	Large Cap Technology Fund
Cost of investment securities	$28,661,466	$369,895,337	$277,398,533	$5,021,959

Gross unrealized appreciation	7,146,534	144,692,747	70,891,421	1,157,550
Gross unrealized depreciation	(168,050)	(1,067,553)	(1,178,128)	(45,751)

Net unrealized appreciation	6,978,484	143,625,194	69,713,293	1,111,799
Undistributed ordinary income	102,208	1,168,544	—	66,593
Undistributed long-term capital gains	126,663	10,629,696	298,205	7,046
Other temporary differences	—	—	(67)	—

Accumulated earnings	$7,207,355	$155,423,434	$70,011,431	$1,185,438

The FBR Funds

Notes to Financial Statements (continued)

	As of October 31, 2003		As of December 31, 2003
	American Gas Index Fund		Fund for Government Investors		Maryland Tax-Free Portfolio	Virginia Tax-Free Portfolio
Cost of investment securities	$145,072,491		$319,832,181		$39,348,025	$28,746,273

Gross unrealized appreciation	45,299,379		—		2,735,631	2,325,914
Gross unrealized depreciation	(6,001,741)		—		(46,325)	—

Net unrealized appreciation	39,297,638		—		2,689,306	2,325,914
Undistributed ordinary income	362,150		—		—	—
Undistributed long-term capital gains	—		—		—	91,852
Capital loss carryforward	(23,006,955	)*	(23,854	)**	—	—
Post-October losses	—		—		(64)	—

Accumulated earnings (deficit)	$16,652,833		$(23,854)		$2,689,242	$2,417,766

*	Expires October 31, 2011

**	Expires December 31, 2011

The difference between the cost of investment securities and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

The capital loss carryforwards and Post-October losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds.

6. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Proxy Voting Guidelines

The Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Advisers use in fulfilling this responsibility is available without charge, upon request, by call 888.888.0025. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

The FBR Funds

Notes to Financial Statements (continued)

8. Results of Special Shareholder Meeting

On February 20, 2004, a Special Meeting of Shareholders of the Large Cap Financial Fund, Small Cap Financial Fund, Small Cap Fund, Large Cap Technology Fund, American Gas Index Fund, Money Market Fund, Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio was held to approve or disapprove the following proposals:

Proposal 1:	To approve or disapprove a new Investment Advisory Agreement between the Adviser and the respective Funds;

Proposal 2:	To approve or disapprove an Agreement and Plan of Reorganization which would reorganize each Fund as separate series of The FBR Funds;

Proposal 3:	To approve or disapprove new Investment Sub-Advisory Agreements for the benefit of the Small Cap Fund, Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio between each Fund’s investment adviser and sub-adviser; and

Proposal 4:	To approve or disapprove a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Maryland Tax-Free Portfolio and Virginia Tax-Free Portfolio.

The results of the shareholder voting are as follows:

	Number of Shares
	For	Against	Abstain	Broker Non-Votes
Proposal 1:
Large Cap Financial Fund	1,396,780	17,856	7,825	—
Small Cap Financial Fund	17,040,082	187,274	171,448	—
Small Cap Fund	10,193,380	85,487	121,779	—
Large Cap Technology Fund	603,401	—	—	—
American Gas Index Fund	11,360,993	342,844	282,103	—
Money Market Fund	182,512,325	3,604,272	5,294,436	—
Maryland Tax-Free Portfolio	2,244,346	117,145	39,347	—
Virginia Tax-Free Portfolio	1,875,471	13,213	21,135	—
Proposal 2:
Large Cap Financial Fund	913,144	19,133	8,067	482,116
Small Cap Financial Fund	9,636,347	198,756	169,824	7,393,878
Small Cap Fund	5,518,719	105,068	125,423	4,651,436
Large Cap Technology Fund	526,354	328	—	76,719
American Gas Index Fund	8,239,368	418,340	315,467	3,012,766
Money Market Fund	181,478,506	3,910,366	5,982,424	39,738
Maryland Tax-Free Portfolio	2,021,027	106,217	60,546	213,047
Virginia Tax-Free Portfolio	1,549,304	28,751	17,887	313,876
Proposal 3:
Small Cap Fund	10,193,289	85,315	122,041	—
Maryland Tax-Free Portfolio	2,230,086	147,102	23,649	—
Virginia Tax-Free Portfolio	1,872,042	25,580	12,196	—
Proposal 4:
Maryland Tax-Free Portfolio	1,972,084	174,899	40,808	213,047
Virginia Tax-Free Portfolio	1,509,569	75,217	11,156	313,876

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THE FBR FUNDS

888.888.0025

funds@fbr.com

www.fbr.com/funds/

Investment Adviser

FBR FUND ADVISERS, INC.

1001 NINETEENTH STREET NORTH

ARLINGTON, VIRGINIA 22209

Distributor

FBR INVESTMENT SERVICES, INC.

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Administrator, Custodian and Transfer Agent

FBR NATIONAL TRUST COMPANY

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Sub-Transfer Agent

INTEGRATED FUND SERVICES, INC.

P.O. BOX 5354

CINCINNATI, OHIO 45201

Independent Public Accountants

TAIT, WELLER & BAKER

1818 MARKET STREET

PHILADELPHIA, PENNSYLVANIA 19103

This report is not authorized

for distribution to prospective

investors unless it is preceded or

accompanied by a current prospectus.

ITEM 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Filed as part of Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFLIIATED PURCHASERS.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant presently does not have in place any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	(1) Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

(b)	(1) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002: Attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             The FBR Funds

By (Signature and Title)*	/s/ Susan L. Silva	7/7/2004
	Susan L. Silva	Date
Treasurer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Ellison	7/7/2004
	David Ellison	Date
President
The FBR Funds
(Principal Executive Officer)

By (Signature and Title)	/s/ Susan L. Silva	7/7/2004
	Susan L. Silva	Date
Treasurer
The FBR Funds
(Principal Financial Officer and Accounting Officer)